                                          1933 Act File No. 33-40428
                                          1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  ---

    Pre-Effective Amendment No.         ....................       _
                                --------                          ---

    Post-Effective Amendment No.  20 .......................       X
                                 ----                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                  ---

    Amendment No.  20 ......................................       X
                  ----                                            ---

                                      RIGGS FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7910

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b).
---
_   on               pursuant to paragraph (b).
---    -------------
_   60 days after filing pursuant to paragraph (a) (i).
---
    on               pursuant to paragraph (a) (i).
---    -------------
_   75 days after filing pursuant to paragraph (a)(ii).
---
    on ____________  pursuant to paragraph (a)(ii) of Rule 485.
---                -

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire Dickstein Shapiro Morin & Oshinsky LLP 2101 L
Street, N.W.

Washington, D.C.  20037

[Graphic Representation Ommitted - See Appendix]

<r>

June 30, 2000

</r>

Class B Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

[Graphic Representation Ommitted - See Appendix]

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS B SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	5
Principal Securities in Which the Funds Invest	6
Specific Risks of Investing in the Funds	6
What do Shares Cost?	7
How are the Funds Sold?	8
How to Purchase Shares	8
How to Redeem and Exchange Shares	9
Account and Share Information	11
Who Manages the Funds?	12
Financial Information	13

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
JUNE 30, 2000

Fund Goals, Strategies, Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund) and Riggs Large Cap Growth Fund (Large Cap Growth Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund that would be affected by the change. The investment strategies may be changed without Shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Adviser uses the "value" style of investing, selecting stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

RISK/RETURN BAR CHART AND TABLE

<r>

[Graphic Representation Ommitted - See Appendix]

The bar chart shows the Fund's Class B Shares total return on a calendar year-end basis.

The total return displayed for the Fund's Class B Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class B Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.63%.

Within the period shown in the Chart, the Fund's Class B Shares highest quarterly return was 8.41% (quarter ended June 30, 1999). Its lowest quarterly return was (12.08)% (quarter ended September 30, 1999).

</r>

Average Annual Total Return

<r>

The following table represents the Fund's Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class B Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest in an index.

Calendar Period	Class B Shares	S&P 500
1 Year	(5.02)%	21.05%
Start of Performance1	(1.88)%	22.13%

1 The Fund's Class B Shares start of performance date was July 19, 1998.

</r>

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the Over-the-counter market and which, in the opinion of the Fund's Adviser, have potential to become significant factors in their respective industries in terms of market Share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the Adviser uses the "value" style of investing described on the previous page with respect to the Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

<r>

The bar chart shows the Fund's Class B Shares total return on a calendar year-end basis.

The total return displayed for the Fund's Class B Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class B Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.01%.

Within the period shown in the Chart, the Fund's Class B Shares highest quarterly return was 16.25% (quarter ended June 30, 1999). Its lowest quarterly return was (11.87)% (quarter ended March 31, 1999).

</r>

Average Annual Total Return

<r>

The following table represents the Fund's Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class B Shares total returns averaged over a period of years relative to the Russell 2000 Index ("Russell 2000"), a broad-based market index. The Russell 2000 is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class B Shares	Russell 2000
1 Year	(5.70)%	21.26%
Start of Performance1	(14.94)%	14.97%

1 The Fund's Class B Shares start of performance date was July 17, 1998.

</r>

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS LARGE CAP GROWTH FUND

Goal

Seeks to provide capital appreciation.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks (or American Depository Receipts of foreign companies) of large capitalization growth companies (companies having market capitalizations in excess of $10 billion) traded in the U.S. stock markets. The Fund will invest primarily in companies which, in the Adviser's opinion, have strong sustainable competitive advantages in their respective industries. To identify these companies, the Adviser will perform a fundamental analysis of the issuer, focusing on the issuer's historical and projected future growth of revenues and earnings. The Adviser uses a "growth" style of investing, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser may from time-to-time allocate a substantial portion of the Fund's securities to a small number of sectors (e.g. technology, capital goods, health care and/or communications services), or to a single sector.

</r>

Risk Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund or Funds. For more information on these risks, see "Specific Risks of investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund
Stock Market Risks[1]	X	X	X
Liquidity Risks[2]		X
Risks Related to Investing for Growth[3]			X
Risks Related to Investing for Value[4]	X	X
Risks Related to Company Size[5]		X
Risks of Foreign Investing[6]			X
Sector Risks[7]			X

1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

4 Value stocks depend less on price changes for returns and may lag behind growth stock in an up market.

5 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

6 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

7 Because a Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

<r>

What are the Fund's Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND AND RIGGS LARGE CAP GROWTH FUND
CLASS B SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class B Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses(Before Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Shareholder Services Fee[2]	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.43%	0.42%
Total Annual Fund Operating Expenses[3]	2.05%	2.23%	2.17%

1 Although not contractually obligated to do so, the shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2000.

Total Waiver of Fund Expenses	0.13%	0.14%	0.04%
Total Actual Annual Fund Operating Expenses (after waiver)	1.92%	2.09%	2.13%

2 The shareholder services provider voluntarily waived a portion of the shareholder services fee for the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fees paid by the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund (after the voluntary waiver) were 0.12%, 0.11% and 0.21% respectively, for the fiscal year ended April 30, 2000.

3 Class B Shares will automatically convert to Class R Shares (which pay lower ongoing expenses) approximately six years after purchase.

</r>

<r>

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class B Shares	1 Year	3 Years	5 Years	10 Years
Stock Fund
Expenses assuming redemption	$708	$943	$1,203	$2,135
Expenses assuming no redemption	$208	$643	$1,103	$2,135
Small Company Stock Fund
Expenses assuming redemption	$726	$997	$1,295	$2,324
Expenses assuming no redemption	$226	$697	$1,195	$2,324
Large Cap Growth Fund
Expenses assuming redemption	$720	$979	$1,264	$2,261
Expenses assuming no redemption	$220	$679	$1,164	$2,261

</r>

Principal Securities in Which the Fund Invests

EQUITY SECURITIES

Equity securities represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal types of equity securities in which the Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Depositary Receipts

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are traded in the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including risks of foreign investing.

Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

Each Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in the each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security and a Fund could incur losses.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase, redeem, or exchange Class B Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The minimum initial investment in each Fund is $1,000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Shareholders redeeming Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) from the Funds within five years of the purchase date will be charged a contingent deferred sales charge (CDSC). The CDSC will be deducted from the redemption proceeds otherwise payable to the Shareholder and will be retained by the distributor. In determining the applicability of the CDSC, the required holding period for new Shares received through an exchange will include the period for which the original Shares were held. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	5.00%
Second	4.00%
Third	3.00%
Fourth	2.00%
Fifth	1.00%
Sixth	0.00%

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving Shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance; and
  which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

Stock Fund and Small Company Stock Fund offer Class R Shares, Class B Shares and Class Y Shares; and Large Cap Growth Fund offers Class R Shares and Class B Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class B Shares. Each Share class has different expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee and a 0.25% Shareholder services fee, and impose a (maximum) 2% CDSC. Class Y Shares impose a 0.25% Shareholder services fee, are not subject to a Rule 12b-1 fee, and do not impose a CDSC. For more information concerning Class R Shares or Class Y Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class B Shares are sold primarily to retail customers through broker/dealers which are not affiliated with Riggs Bank.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares at an annual rate of up to 0.75% of the average net assets. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through broker/dealers which are not affiliated with Riggs Bank or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares. Shares will be purchased at net asset value after the Fund receives the purchase request from Riggs Investment Corp. Purchase requests through authorized brokers and dealers must be received by Riggs Investment Corp. and transmitted to the Fund before 3:00 p.m. (Washington, D.C. time) in order for Shares to be purchased at that day's public offering price.

THROUGH AN EXCHANGE

You may purchase Class B Shares of the Funds through an exchange from Class B Shares of another Riggs Fund and for Class R Shares of Riggs Prime Money Market Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, Shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINESM

You may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsbank.com. See "Fund Transactions through Riggs Funds OnLineSM" in the Account and Share Information Section.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class R Shares after six full years from the purchase date. Such conversion will be on the basis of the relative net asset value per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another fund will convert into Class R Shares based on the time of the initial purchase. Class R Shares are subject to a 2% CDSC (which will not apply to Class R Shares issued as a result of automatic conversion of Class B Shares); a 0.25% Rule 12b-1 Plan fee; and a 0.25% Shareholder services fee.

How to Redeem and Exchange Shares

Each Fund redeems Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) at their net asset value, less any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange (NYSE) and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Investment Corp.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling Riggs Investment Corp. once you have completed the appropriate authorization form for telephone transactions. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

Redemption requests must be received before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) in order for Shares to be redeemed at that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

<r>

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

</r>

All requests must include:

  Fund Name, Share Class and account number;
  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage their assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. A Shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

EXCHANGE PRIVILEGE

A Shareholder may generally exchange Class B Shares of one Fund for Class B Shares of another Fund in the Riggs Funds, or exchange Class B Shares of one Fund for Class R Shares of Riggs Prime Money Market Fund at net asset value. Exchanges can be made by writing to or calling Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. A CDSC is not assessed in connection with such exchanges, but if the Shareholder redeems Shares within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the Shareholder has owned Shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

  complete an authorization form permitting a Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.

Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC EXCHANGE PROGRAM

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Stock Fund and the Small Company Stock Fund no longer issues Share certificates. The Large Cap Growth Fund does not issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by either the Stock Fund or the Small Company Stock Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINESM.

If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsbank.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the How to Purchase Shares section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.

ONLINE CONDITIONS

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$100	$100,000

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Fund and its service providers have established certain security procedures, the Fund, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends on the Funds are declared and paid quarterly. Unless cash payments are requested by Shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional Shares of a Fund on payment dates at the ex-dividend date net asset value without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

<r>

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

</r>

The Adviser has delegated daily management of the Funds to the following Sub-Advisers: RIMCO (with respect to the Stock Fund and the Small Company Stock Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). These Sub-Advisers, which are paid by the Adviser and not by the Funds, are subsidiaries of Riggs National Corporation, a bank holding company. The Sub-Adviser's addresses are: Riggs Investment Management Corp., 800 17th Street N.W., Washington, D.C. 20006; and J. Bush & Co., 55 Whitney Avenue, New Haven, CT 06510.

<r>

Riggs Investment Corp. or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2000, provide investment advice for assets of over $3 billion. RIMCO has a varied client base of approximately 100 other relationships including corporate, union and public pension plans, foundations, endowments, associations and management assets of approximately $2.5 billion. J Bush & Co. manage assets valued at over $750 million.

   ;

The Funds' portfolio managers are:

Jonathan Bush

</r>

Jonathan Bush, manager of the Large Cap Growth Fund, is the Chairman and Chief Executive Officer of J. Bush & Co., Inc. He founded the Company in 1970. He is a graduate of Yale University (B.A.) and New York University School of Business (M.B.A.). In addition to managing portfolios at J. Bush & Co., Mr. Bush is a member of the Board and former chairman of the United Negro College Fund and a Director of the Yale New Haven Hospital and Vista of Westbrook, Inc. Mr. Bush serves as a Director of Russell Reynolds Associates. He is a former Board member of Inwood House (the home for unwed mothers), the Eye Bank for sight Restoration, The Yale Alumni Fund, the Boys' Club of New York, and Miss Porter's School, and a former New York State Finance Committee Chairman and member of the Executive Committee of the New York State Republican State Committee, Co-chairman of Reagan/Bush 1984, and New York General Chairman of Bush/Quayle 1988. Mr. Bush holds honorary degrees from Bethune-Cookman College, St. Augustine's College, and Stillman College. He is the son of the late Senator Prescott Bush and the brother of former President George Bush.

Russ Schmiedel Alstott

<r>

Russ Schmiedel Alstott, manager of the Large Cap Growth Fund, joined J. Bush & Co. in 1998 and serves as the firm's Chief Investment Officer and President. Mr. Alstott's education includes: A.B. summa cum laude from Harvard College in 1984; J.D. from the Yale Law School in 1989 and senior editor of the Yale Law Journal; and M.B.A. from the Stanford Graduate School of Business in 1989. His business experience includes: investment banker in corporate finance and capital markets at Morgan Stanley in New York (1989-1991); strategic management consultant at McKinsey & Company in New York (1991-1996); and Vice President of a small business venture wholly-owned by Corning, Inc. in New Jersey (1996-1997).

A committee composed of three investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of the Stock Fund and the Small Company Stock Fund.

</r>

ADVISORY FEES

The Adviser receives an annual investment advisory fee at an annual rate of up to 0.75% of the Large Cap Growth Fund and the Stock Fund; and 0.80% for the Small Company Stock Fund. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

<r>

The following Financial Highlights will help you understand the financial performance of the Funds for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

</r>

<r>

Riggs Funds
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table for the fiscal years ended April 30, 1996, 1997 and 1998 has been audited by Ernst & Young LLP, the Trust's former independent auditors. The financial highlights for the fiscal years ended April 30, 1999 and 2000 have been audited by Arthur Andersen LLP. Arthur Andersen's report dated June 20, 2000, on the Trust's financial statements for the year ended April 30, 2000, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30	Net Asset Value, beginning of period	Net Operating Loss	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains

Stock Fund
1999[3]	$16.65	(0.03)	0.83	0.80	(0.01)	(1.71)
2000	$15.73	(0.04)	(0.37)	(0.41)	--	(2.20)
Small Company Stock Fund
1999[5]	$17.25	(0.07)	(4.12)	(4.19)	--	(1.85)
2000	$11.21	(0.11)[6]	1.93	1.82	--	--
Large Cap Growth Fund
2000[7]	$10.00	--	1.70	1.70	--	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

3 Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

4 Computed on an annualized basis.

5 Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

6 Per share amount is based upon the net average number of shares outstanding.

7 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

</r>

<r>   ;

			Ratios to Average Net Asssets
Total Distributions	Net Asset Value, end of period	Total Return[1]	Expenses	Net Operating Loss	Expense waiver/ reimbursement[2]	Net Assets, end of period (000 omitted)	Portfolio Turnover

(1.72)	$15.73	5.31%	1.97%[4]	(0.48%)[4]	0.19%[4]	$182	52%
(2.20)	$13.12	(1.35%)	1.92%	(0.47%)	0.13%	$324	79%

(1.85)	$11.21	(24.43%)	2.13%[4]	(0.77%)[4]	0.20%[4]	$101	100%
--	$13.03	16.24%	2.09%	(0.96%)	0.14%	$77	116%

--	$11.70	17.00%	2.13%[4]	(0.83%)[4]	0.04%[4]	$18	19%

</r>   ;

Riggs Funds

CLASS B SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund

<r>
JUNE 30, 2000

A Statement of Additional Information (SAI) dated June 30, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, call your investment professional or contact Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.

</r>

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

<r>

Cusip 76656A 708 Riggs Stock Fund
Cusip 76656A 880 Riggs Small Company Stock Fund
Cusip 76656A 815 Riggs Large Cap Growth Fund

G00355-01 (06/00)

</r>

Cusip 76656A 708
Cusip 76656A 880
Cusip 76656A 815

G00355-01 (6/00)

COMBINED PROSPECTUS

<r>

June 30, 2000

</r>

Class R Shares

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government SecuritiesFund
Riggs Bond Fund
Riggs Intermediate TaxFree Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money MarketFund

[Graphic Representation Ommitted - See Appendix]

Federated Securities Corp., Distributor

RIGGS FUNDS JUNE 30, 2000

PROSPECTUS

<r>

Riggs Funds

CLASS R SHARES

</r>

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk	;	1
What are the Funds' Fees and Expenses?		10
Principal Securities in Which the Funds Invest		12
Specific Risks of Investing in the Funds		15
What do Shares Cost?		17
How are the Funds Sold?		18
How to Purchase Shares		19
How to Redeem and Exchange Shares		20
Account and Share Information		22
Who Manages the Funds?		23
Financial Information		24

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
<r>
JUNE 30, 2000

</r>

Fund Goals, Strategies, Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of the Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs Large Cap Growth Fund (Large Cap Growth Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Bond Fund (Bond Fund), Riggs Intermediate Tax Free Bond Fund (Intermediate Tax Free Bond Fund), Riggs Long Term Tax Free Bond Fund (Long Term Tax Free Bond Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the Funds). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Adviser uses the "value" style of investing, selecting stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

<r>

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.77%.

</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 22.00% (quarter ended December 31, 1998). Its lowest quarterly return was (14.71)% (quarter ended September 30, 1998).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	S&P 500
1 Year	(2.15)%	21.05%
5 Years	19.39%	28.56%
Start of Performance1	15.97%	20.49%

</r>

1 The Fund's Class R Shares start of performance date was May 11, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Adviser, have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the Adviser uses the "value" style of investing described on the previous page with respect to Riggs Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

<r>

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.15%.

</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 23.16% (quarter ended September 30, 1997). Its lowest quarterly return was (29.19)% (quarter ended September 30, 1998).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Russell 2000 Index ("Russell 2000"), a broad-based market index. The Russell 2000 Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	Russell 2000
1 Year	(2.24)%	21.26%
Start of Performance1	13.69%	16.59%

</r>

1 The Fund's Class R Shares start of performance date was February 27, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS LARGE CAP GROWTH FUND

Goal

Seeks to provide capital appreciation.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks (or American Depository Receipts of foreign companies) of large capitalization growth companies (companies having market capitalizations in excess of $10 billion) traded in the U.S. stock markets. The Fund will invest primarily in companies which, in the Adviser's opinion, have strong sustainable competitive advantages in their respective industries. To identify these companies, the Adviser will perform a fundamental analysis of the issuer, focusing on the issuer's historical and projected future growth of revenues and earnings. The Adviser uses a "growth" style of investing, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser may from time-to-time allocate a substantial portion of the Fund's securities to a small number of sectors (e.g. technology, capital goods, health care and/or communications services), or to a single sector.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Government Master Index. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

<r>

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.07%.

</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 6.49% (quarter ended June 30, 1995). Its lowest quarterly return was (3.03)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate (Total) Index ("LBGCTI"), a broad based market index. The LBGCTI is unmanaged, and it is not possible to invest directly in an index.

<r>

Calendar Period	Class R Shares	LBGCTI
1 Year	(4.06)%	(2.15)%
5 Years	6.38%	7.61%
Start of Performance1	6.12%	7.01%

</r>

1 The Fund's start of performance date was May 11, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS BOND FUND

Goal

Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities consisting primarily of U.S. government securities; corporate obligations rated A or higher by a national rating agency; and mortgage backed securities. The Adviser allocates the Fund's portfolio among the various types of fixed income securities, and adjusts the maturity of the portfolio, by analyzing the expected relative value of the securities types invested in by the Fund, and the expected changes in interest rates. In selecting a corporate debt obligation, the Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of Lehman Brothers Government/Corporate Bond Index. The Adviser adjusts the portfolio's duration within the duration limitation based upon the adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

</r>

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

RIGGS INTERMEDIATE TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Strategy

<r>

The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Lehman Brothers 5 Year Municipal Index. The Adviser adjusts the portfolio's duration within the duration limitation based upon the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

RIGGS LONG TERM TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax.

Strategy

<r>

The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in long term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 10 Year Municipal Index. The Adviser adjusts the portfolio's duration within the duration limitation based on the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to provide high levels of after tax total return relative to tax free bond funds with shorter average durations. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares; and (2) income received from the Fund's portfolio securities. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

<r>

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

<r>

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.20%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 1.25% (quarter ended December 31, 1997). Its lowest quarterly return was 0.99% (quarter ended June 30, 1999).

</r>

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Class R Shares
1 Year	4.26%
Start of Performance1	4.54%

1 The Fund's Class R Shares start of performance date was December 12, 1995.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 1999 was 4.53%.

</r>

You may call the Fund at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

<r>

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

</r>

Risk/Return Bar Chart and Table

[Graphic Representation Ommitted - See Appendix]

<r>

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the Fund's Class R Shares total return on a calendar year-end basis.

The Fund's Class R Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.13%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 1.02% (quarter ended December 31, 1999). Its lowest quarterly return was 0.92% (quarter ended June 30, 1999).

</r>

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Class R Shares
1 Year	3.89%
Start of Performance1	4.04%

1 The Fund's Class R Shares start of performance date was July 7, 1998.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 1999 was 3.75%.

You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 for the current 7-Day Net Yield.

</r>

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although the Prime Money Market Fund and the Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X	X
Liquidity Risks[2]		X		X
Risks of Foreign Investing[3]			X
Credit Risks[4]				X	X	X	X	X
Interest Rate Risks[5]				X	X	X	X	X	X
Call Risks[6]						X	X
Sector Risks[7]			X					X
Risks Related to Investing for Growth[8]			X
Risks Related to Investing for Value[9]	X	X
Risks Related to Company Size[10]		X
Prepayment Risks[11]				X
Tax Risks[12]						X	X

1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

6 A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

7 Because a Fund may allocate relatively more assets to certain industry sectors than others, a Fund's performance may be more susceptible to any developments which affect those sectors emphasized by a Fund. In addition, because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

8 Growth stocks may experience a larger decline than value stocks on a forecast of lower earnings, a negative fundamental development or an adverse market development.

9 Value stocks depend less on price changes for returns and may lag behind growth stock in an up market.

10 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

11 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

12 Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could cause the interest received and distributed by the Fund to Shareholders to be taxable.

<r>

What are the Fund's Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS LARGE CAP GROWTH FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS BOND FUND AND RIGGS INTERMEDIATE TAX FREE BOND FUNDCLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses(Before Waivers) [1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.75%	0.80%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses[5]	0.30%	0.43%	0.42%	0.22%	0.33%	0.27%
Total Annual Fund Operating Expenses	1.55%	1.73%	1.67%	1.47%	1.58%	1.52%

1 Although no contractually obligated to do so, the distributor and shareholder services provider waived certain amounts during the fiscal year ended April 30, 2000. These are shown below along with the net expenses the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund actually paid for the fiscal year ended April 30, 2000. With respect to the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund, although not contractually obligated to do so, the Adviser, the distributor and the shareholder services provider anticipate voluntarily waiving certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending April 30, 2001.

Total Waiver of Fund Expenses	0.14%	0.13%	0.36%	0.55%	0.67%	0.61%
Total Actual Annual Fund Operating Expenses (after waivers)	1.41%	1.60%	1.31%	0.92%	0.91%	0.91%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the anticipated voluntary waiver) are expected to be 0.35%, 0.48% and 0.54%, respectively, for the fiscal year ending April 30, 2001.

3 The Distributor expects to voluntarily waive a portion of the Class R Shares distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fees paid by the Large Cap Growth Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the anticipated voluntary waiver) are expected to be 0.00% for the fiscal year ending April 30, 2001.

4 The shareholder services provider voluntarily waived a portion of the Class R Shares shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time. The shareholder services fees paid by the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, and Intermediate Tax Free Bond Fund (after the voluntary wavier) were 0.11%, 0.12%, 0.14%, 0.10%, 0.10%, and 0.10%, respectively, for the fiscal year ended April 30, 2000.

5 Other Expenses for the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund are based on expenses expected to be incurred for the fiscal year ending April 30, 2001. Other Expenses for the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund were 0.36%, 0.42% and 0.36%, respectively, for the fiscal year ended April 30, 2000.

</r>

<r>

What are the Fund's Fees and Expenses?

RIGGS LONG TERM TAX FREE BOND FUND, RIGGS PRIME MONEY MARKET FUND
AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.75%	0.50%	0.50%
Distribution (12b-1) Fee[3]	0.25%	0.50%	0.50%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%
Other Expenses	0.35%	0.22%	0.25%
Total Annual Fund Operating Expenses	1.60%	1.47%	1.50%

1 Although not contractually obligated to do so, the Adviser, distributor and the shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2000.

Total Waiver of Fund Expenses	0.60%	0.40%	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	1.00%	1.07%	1.10%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Long Term Tax Free Bond Fund (after the voluntary waiver) was 0.55% for the fiscal year ended April 30, 2000.

3 The Distributor voluntarily waived a portion of the Class R Shares distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fees paid by the Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) were 0.00%, 0.25% and 0.25%, respectively, for the fiscal year ended April 30, 2000.

4 The shareholder services provider voluntarily waived a portion of the Class R Shares shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time. The shareholder services fees paid by the Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) was 0.10% for the fiscal year ended April 30, 2000.

</r>

<r>

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class R Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Stock Fund
Expenses assuming redemption	$358	$690	$1,045	$1,845
Expenses assuming no redemption	$158	$490	$845	$1,845
Small Company Stock Fund
Expenses assuming redemption	$376	$745	$1,139	$2,041
Expenses assuming no redemption	$176	$545	$939	$2,041
Large Cap Growth Fund
Expenses assuming redemption	$370	$726	$1,107	$1,976
Expenses assuming no redemption	$170	$526	$907	$1,976
U.S. Government Securities Fund
Expenses assuming redemption	$350	$665	$1,003	$1,757
Expenses assuming no redemption	$150	$465	$803	$1,757
Bond Fund
Expenses assuming redemption	$361	$699	$1,060	$1,878
Expenses assuming no redemption	$161	$499	$860	$1,878
Intermediate Tax Free Bond Fund
Expenses assuming redemption	$355	$680	$1,029	$1,813
Expenses assuming no redemption	$155	$480	$829	$1,813
Long Term Tax Free Bond Fund
Expenses assuming redemption	$363	$705	$1,071	$1,900
Expenses assuming no redemption	$163	$505	$871	$1,900
Prime Money Market Fund
Expenses assuming redemption	$150	$465	$803	$1,757
Expenses assuming no redemption	$150	$465	$803	$1,757
U.S. Treasury Money Market Fund
Expenses assuming redemption	$153	$474	$818	$1,791
Expenses assuming no redemption	$153	$474	$818	$1,791

</r>

Principal Securities in Which the Funds Invest

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal type of equity security in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in the Fund's strategy section above.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

The mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.

SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Ratings for Prime Money Market Fund

The securities in which the Prime Money Market Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable equality to securities having such ratings.

Investment Ratings for Corporate Fixed Income Securities

The Adviser will determine a security's rating based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

Each Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest. For the Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, these securities may be subject to federal income tax and may cause these Funds to receive and distribute taxable income to investors.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security and a Fund could incur losses.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

  A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from the Fund may be subject to the AMT.

What do Shares Cost?

<r>

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of that Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. The NAV for Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Washington, D.C. time).

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

</r>

Outside of Automatic Investment Programs, the minimum initial investment in each Fund is $1000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds. Within Automatic Investment Programs, the minimum investment requirements would be specified in the Riggs Bank or Riggs Investment Corp. Service Agreement.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

<r>

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shareholders redeeming Class R Shares from the Funds (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) within five years of the purchase date will be charged a CDSC equal to 2.00% on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the Shareholder and will be retained by the distributor. In determining the applicability of the CDSC, the required holding period for new Shares received through an exchange will include the period for which the original Shares were held.

</r>

You will not be charged a CDSC when redeeming Shares:

  as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);
  which were automatically converted from Class B Shares after six full years from the purchase date of the Class B Shares;
  purchased with reinvested dividends or capital gains;
  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving Shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70;
  if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and
  which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

In addition, you will not be charged a CDSC:

  on Shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;
  on Shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and
  on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

U.S. Government Securities Fund and the Money Market Funds offer Class R Shares and Class Y Shares; Stock Fund and Small Company Stock Fund offer Class R Shares, Class B Shares and Class Y Shares; Large Cap Growth Fund offers Class R Shares and Class B Shares; and Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund offer Class R Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class R Shares. Each Share class has different expenses which affect their performance. Class B Shares are subject to a 0.75% Rule 12b-1 fee and 0.25% Shareholder services fee, and impose a (maximum) 5% CDSC. Class Y Shares impose a 0.25% Shareholder services fee, are not subject to a Rule 12b-1 fee, and do not impose a CDSC. For more information concerning Class B Shares or Class Y Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus.

Class R Shares of the Money Market Funds are sold primarily to retail customers of Riggs Bank through Riggs Investment Corp., Riggs Bank and its affiliates, and to other retail customers through non-affiliated, authorized broker/dealers. Class R Shares of the Money Market Funds are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment.

Class R Shares of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Class R Shares at an annual rate of up to 0.25% of the average daily assets of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund; and up to 0.50% of the average daily assets of the Money Market Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through Riggs Investment Corp., Riggs Bank, a Riggs-affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS INVESTMENT CORP.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.

By Wire

Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Large Cap Growth Fund, Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

<r>

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

</r>

Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH RIGGS-AFFILIATED BROKER/DEALERS

An investor may place an order through Riggs-affiliated broker/dealers to purchase Shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Washington, D.C. time) in order for Shares to be purchased at that day's public offering price.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

You may establish an account with Riggs Investment Corp. or Riggs Bank to automatically purchase Class R Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

THROUGH AN EXCHANGE

You may purchase Class R Shares of the Funds (with the exception of Prime Money Market Fund) through an exchange from Class R Shares of another Riggs Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, Shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINESM

You may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsbank.com. See "Fund Transactions through Riggs Funds OnLineSM" in the Account and Share Information Section.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

How to Redeem and Exchange Shares

Each Fund redeems Class R Shares at their NAV, less (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

AUTOMATIC INVESTING PROGRAMS

Clients who have executed a Riggs Bank or Riggs Investment Corp. Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

<r>

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

</r>

All requests must include:

  Fund Name, Share Class and account number;
  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

Class R Shareholders who at June 30, 1998 were Class A Shareholders of Prime Money Market Fund and U.S. Treasury Money Market Fund with a minimum balance of $5,000 can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. Shareholders may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in Class R Shares of one of the other Funds in the Riggs Funds. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

EXCHANGE PRIVILEGE

A Shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds (with the exception of Prime Money Market Fund) at NAV by writing to or calling Riggs Funds Shareholder Services. A CDSC is not assessed in connection with such exchanges, but if the Shareholder redeems Shares (other than Shares of a Money Market Fund, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the Shareholder has owned Shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

  complete an authorization form permitting the Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or adviser may determine from the amount, frequency and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.

Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC EXCHANGE PROGRAM

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to Shareholders of Class R Shares of the Money Market Funds. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINESM

If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsbank.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the "How to Purchase Shares" section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.

Online Conditions

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$100	$100,000

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, dividends are declared daily and paid monthly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge. With respect to Stock Fund, Small Company Stock Fund and Large Cap Growth Fund, dividends are declared and paid quarterly. Unless cash payments are requested by Shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

With respect to Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, an annual statement of your account activity will be sent to assist you in completing your federal, state and local tax returns. It is anticipated that a Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of a Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

<r>

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

The Adviser has delegated daily management of the Funds to the following Sub-Advisers: Riggs Investment Management Corp. ("RIMCO") (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). These Sub-Advisers, which are paid by the Adviser and not by the Funds, are subsidiaries of Riggs National Corporation, a bank holding company. The Sub-Adviser's addresses are: Riggs Investment Management Corp., 800 17th Street N.W., Washington, D.C. 20006; and J. Bush & Co., 55 Whitney Avenue, New Haven, CT 06510

Riggs Investment Corp. or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2000, provide investment advice for assets of over $3 billion. RIMCO has a varied client base of approximately 100 other relationships including corporate, union and public pension plans, foundations, endowments, associations and management assets of approximately $2.5 billion. J. Bush & Co. manage assets valued at over $750 million.

The Funds' portfolio managers are:

Nathan Reischer

Nathan Reischer, manager of the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He has also been the portfolio manager of the U.S. Government Securities Fund since September 1998.

</r>

Jonathan Bush

Jonathan Bush, manager of the Large Cap Growth Fund, is the Chairman and Chief Executive Officer of J. Bush & Co., Inc. He founded the Company in 1970. He is a graduate of Yale University (B.A.) and New York University School of Business (M.B.A.). In addition to managing portfolios at J. Bush & Co., Mr. Bush is a member of the Board and former chairman of the United Negro College Fund and a Director of the Yale New Haven Hospital and Vista of Westbrook, Inc. Mr. Bush serves as a director of Russell Reynolds Associates. He is a former Board member of Inwood House (the home for unwed mothers), the Eye Bank for sight Restoration, The Yale Alumni Fund, the Boys' Club of New York, and Miss Porter's School, and a former New York State Finance Committee Chairman and member of the Executive Committee of the New York State Republican State Committee, Co-chairman of Reagan/Bush 1984, and New York General Chairman of Bush/Quayle 1988. Mr. Bush holds honorary degrees from Bethune-Cookman College, St. Augustin e's College, and Stillman College. He is the son of the late Senator Prescott Bush and the brother of former President George Bush.

Russ Schmiedel Alstott

<r>

Russ Schmiedel Alstott, manager of the Large Cap Growth Fund, joined J. Bush & Co. in 1998 and serves as the firm's Chief Investment Officer and President. Mr. Alstott's education includes: A.B. summa cum laude from Harvard College in 1984; J.D. from the Yale Law School in 1989 and senior editor of the Yale Law Journal; and M.B.A. from the Stanford Graduate School of Business in 1989. His business experience includes: investment banker in corporate finance and capital markets at Morgan Stanley in New York (1989-1991); strategic management consultant at McKinsey & Company in New York (1991-1996); and Vice President of a small business venture wholly-owned by Corning, Inc. in New Jersey (1996-1997).   ;

A committee, composed of three investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of the Stock Fund and the Small Company Stock Fund.

</r>

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund--0.75%; Small Company Stock Fund--0.80%; and Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

<r>

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the financial performance of the Funds for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

</r>

<r>

Riggs Funds
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table for the fiscal years ended April 30, 1996, 1997 and 1998 has been audited by Ernst & Young LLP, the Trust's former independent auditors. The financial highlights for the fiscal years ended April 30, 1999 and 2000 have been audited by Arthur Andersen LLP. Arthur Andersen's report dated June 20, 2000, on the Trust's financial statements for the year ended April 30, 2000, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Paid-In Capital[1]
Stock Fund
1996	$12.69	0.18	4.00	4.18	(0.18)	(0.85)	--
1997	$15.84	0.20	2.28	2.48	(0.20)	(2.71)	--
1998	$15.41	0.11	5.20	5.31	(0.11)	(4.04)	--
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)	--
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)	--
Small Company Stock Fund
1996	$10.43	(0.02)	4.05	4.03	(0.01)	(0.35)	--
1997	$14.10	(0.01)	(0.47)	(0.48)	--	(0.82)	--
1998	$12.80	(0.04)	9.23	9.19	--	(3.19)	--
1999	$18.80	(0.02)	(5.66)	(5.68)	--	(1.85)	--
2000	$11.27	(0.05)[4]	1.94	1.89	--	--	--
Large Cap Growth Fund
2000[5]	$10.00	--	1.73	1.73	--	--	(0.01)
U.S. Government Securities Fund
1996	$9.35	0.59	0.12	0.71	(0.59)	--	--
1997	$9.47	0.60	(0.07)	0.53	(0.59)	--	--
1998	$9.41	0.56	0.37	0.93	(0.57)	--	--
1999	$9.77	0.52	0.06	0.58	(0.50)	--	--
2000	$9.85	0.50	(0.37)	0.13	(0.51)	--	--
Bond Fund
2000[5]	$10.00	0.21	0.01	0.22	(0.21)	--	--
Intermediate Tax Free Bond Fund
2000[5]	$10.00	0.15	(0.02)	0.13	(0.15)	--	--
Long Term Tax Free Bond Fund
2000[5]	$10.00	0.16	0.01	0.17	(0.16)	--	--
Prime Money Market Fund
1996[7]	$1.00	0.02	0.00[8]	0.02	(0.02)	--	--
1997	$1.00	0.05	0.00[8]	0.05	(0.05)	--	--
1998	$1.00	0.05	(0.00)[8]	0.05	(0.05)	--	--
1999	$1.00	0.04	0.00[8]	0.04	(0.04)	--	--
2000	$1.00	0.04	(0.00)[8]	0.04	(0.04)	--	--
U.S. Treasury Money Market Fund
1999[9]	$1.00	0.03	--	0.03	(0.03)	--	--
2000	$1.00	0.04	(0.00)[8]	0.04	(0.04)	--	--

1 Represents a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

4 Per share amount is based upon the average number of shares outstanding.

5 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

6 Computed on an annualized basis.
</r>

<r>

   ;

Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return[2]	Expenses	Net Investment Income (Net Operating Loss)	Expense waiver/ reimbursement[3]	Net Assets, end of period (000 omitted)	Portfolio Turnover

(1.03)	$15.84	33.73%	0.96%	1.26%	0.12%	$84,797	81%
(2.91)	$15.41	16.34%	0.91%	1.26%	0.12%	$89,142	75%
(4.15)	$16.57	39.68%	0.93%	0.63%	0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%	0.26%	0.26%	$101,474	52%
(2.21)	$13.22	(1.04%)	1.41%	0.08%	0.14%	$51,968	79%

(0.36)	$14.10	39.43%	1.14%	(0.13%)	0.80%	$19,289	70%
(0.82)	$12.80	(3.76%)	1.00%	(0.07%)	0.46%	$27,777	93%
(3.19)	$18.80	77.85%	1.09%	(0.26%)	0.09%	$58,223	108%
(1.85)	$11.27	(30.33%)	1.37%	(0.14%)	0.26%	$38,728	100%
--	$13.16	16.77%	1.60%	(0.44%)	0.13%	$33,163	116%

(0.01)	$11.72	17.31%	1.31%[6]	(0.15%)[6]	0.36%[6]	$102,961	19%

(0.59)	$9.47	7.60%	0.80%	6.04%	0.40%	$50,919	128%
(0.59)	$9.41	5.79%	0.87%	6.36%	0.40%	$31,829	171%
(0.57)	$9.77	10.14%	0.82%	5.87%	0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%	5.12%	0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%	5.19%	0.55%	$29,898	55%

(0.21)	$10.01	2.18%	1.00%[6]	5.73%[6]	0.67%[6]	$41,597	16%

(0.15)	$9.98	1.31%	1.00%[6]	4.16%[6]	0.61%[6]	$66,582	9%

(0.16)	$10.01	1.76%	1.00%[6]	4.57%[6]	0.60%[6]	$69,119	0%

(0.02)	$1.00	0.74%	1.07%[6]	4.58%[6]	0.19%[6]	$10	--
(0.05)	$1.00	4.57%	1.01%	4.58%	0.17%	$26,263	--
(0.05)	$1.00	4.92%	1.00%	4.51%	0.18%	$508	--
(0.04)	$1.00	4.49%	1.03%	4.25%	0.46%	$8,422	--
(0.04)	$1.00	4.53%	1.07%	4.55%	0.40%	$23,842	--

(0.03)	$1.00	3.35%	1.08%[6]	3.86%[6]	0.47%[6]	$3,309	--
(0.04)	$1.00	4.20%	1.10%	4.20%	0.40%	$4,373	--

7 Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

8 Per share amount does not round to $0.01 or ($0.01).

9 Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

</r>

Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

<r>
JUNE 30, 2000

</r>

<r>

A Statement of Additional Information (SAI) dated June 30, 2000 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.

</r>

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

<r>

Cusip 76656A 609 Riggs Stock Fund RISTX
Cusip 76656A 807 Riggs Small Company Stock Fund RISCX
Cusip 76656A 849 Riggs Large Cap Growth Fund RILCX
Cusip 76656A 500 Riggs U.S. Government Securities Fund RMBDR
Cusip 76656A 872 Riggs Bond Fund RIBRX
Cusip 76656A 864 Riggs Intermediate Tax Free Bond Fund RIIBX
Cusip 76656A 856 Riggs Long Term Tax Free Bond Fund RILTX
Cusip 76656A 203 Riggs Prime Money Market Fund RYPXX
Cusip 76656A 401 Riggs U.S. Treasury Money Market Fund RYTXX

1061803A (06/00)

</r>

Cusip 76656A 609
Cusip 76656A 807
Cusip 76656A 849
Cusip 76656A 500
Cusip 76656A 872
Cusip 76656A 864
Cusip 76656A 856
Cusip 76656A 203
Cusip 76656A 401

<r>

1061803A (06/00)

</r>

COMBINED PROSPECTUS

June 30, 2000

Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

[Graphic Representation Omitted - See Appendix]

Riggs Funds June 30, 2000

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Goals, Strategies, Performance and Risk	;	1
What are the Funds' Fees and Expenses?		8
Principal Securities in Which the Funds Invest		9
Specific Risks of Investing in the Funds		11
What Do Shares Cost?		13
How are the Funds Sold?		13
How to Purchase Shares		13
How to Redeem and Exchange Shares		14
Account and Share Information		16
Who Manages the Funds?		17
Financial Information		18

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
<r>
JUNE 30, 2000</r>

Fund Goals, Strategies,
Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Adviser uses the "value" style of investing, selecting stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Represenation Omitted - See Appendix]

<r>

The total returns shown here are for Class R Shares which is another class of Shares offered by the Stock Fund. Class R Shares are not offered in this prospectus. The total returns for Class R Shares are disclosed here because Class Y Shares have only been offered since December 20, 1999. These total returns would be substantially similar to the annual returns for Class Y Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class Y Shares will not exceed those of the Class R Shares.

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.77%.</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 22.00% (quarter ended December 31, 1998). Its lowest quarterly return was (14.71)% (quarter ended September 30, 1998).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	S&P 500
1 Year	(2.15)%	21.05%
5 Years	19.39%	28.56%
Start of Performance1	15.97%	20.49%

</r>

1 The Fund's Class R Shares start of performance date was May 11, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Adviser, have potential to become significant factors in their respective industries in terms of market Share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the investment Adviser uses the "value" style of investing described on the previous page with respect to Riggs Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Represenation Omitted - See Appendix]

<r>

The total returns shown here are for Class R Shares which is another class of Shares offered by Small Company Stock Fund. Class R Shares are not offered in this prospectus. The total returns for Class R Shares are disclosed here because Class Y Shares have only been offered since December 20, 1999. These total returns would be substantially similar to the annual returns for Class Y Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class Y Shares will not exceed those of the Class R Shares.</r>

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

<r>

The total returns displayed for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.15%.

</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 23.16% (quarter ended September 30, 1997). Its lowest quarterly return was (29.19)% (quarter ended September 30, 1998).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Russell 2000 Index ("Russell 2000"), a broad-based market index. The Russell 2000 Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	Russell 2000
1 Year	(2.24)%	21.26%
Start of Performance1	13.69%	16.59%

</r>

1 The Fund's Class R Shares start of performance date was February 27, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy

<r>

The Fund pursues its investment objective by investing at least 65% of its assets in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than to 120%, of the duration of the Merrill Lynch U.S. Government Master Index. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it dee ms to have superior risk and return characteristics to a security held by the Fund.

</r>

Risk/Return Bar Chart and Table

[Graphic Represenation Omitted - See Appendix]

The total returns shown here are for Class R Shares which is another class of Shares offered by U.S. Government Securities Fund. Class R Shares are not offered in this prospectus. The total returns for Class R Shares are disclosed here because Class Y Shares have only been offered since December 13, 1999. These total returns would be substantially similar to the annual returns for Class Y Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class Y Shares will not exceed those of the Class R Shares.

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

<r>

The total returns displayed for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.07%.

</r>

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 6.49% (quarter ended June 30, 1995). Its lowest quarterly return was (3.03)% (quarter ended March 31, 1994).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate (Total) Index ("LBGCTI"), a broad based market index. The LBGCTI is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	LBGCTI
1 Year	(4.06)%	(2.15)%
5 Years	6.38%	7.61%
Start of Performance1	6.12%	7.01%

</r>

1 The Fund's start of performance date was May 11, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

<r>

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.</r>

Risk/Return Bar Chart and Table

[Graphic Represenation Omitted - See Appendix]

<r>

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.29%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 0.72% (quarter ended December 31, 1993).

</r>

Average Annual Total Return Table

<r>

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Class Y Shares
1 Year	4.61%
5 Years	5.12%
Start of Performance1	4.59%

1 The Fund's Class Y Shares start of performance date was September 17, 1991.

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 1999 was 4.88%.

</r>

You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

<r>

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

</r>

Risk/Return Bar Chart and Table

[Graphic Represenation Omitted - See Appendix]

<r>

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.22%.

</r>

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 1.38% (quarter ended June 30, 1995). Its lowest quarterly return was 0.64% (quarter ended December 31, 1993).

Average Annual Total Return Table

<r>

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Class Y Shares
1 Year	4.24%
5 Years	4.85%
Start of Performance1	4.23%

</r>

1 The Fund's Class Y Shares start of performance date was October 8, 1991.

<r>

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 1999 was 4.10%.

</r>

You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund, or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although the Prime Money Market Fund and the Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X
Liquidity Risks[2]		X	X
Risks Related to Investing for Value[3]	X	X
Risks Related to Company Size[4]		X
Credit Risks[5]			X	X
Interest Rate Risks[6]			X	X	X
Prepayment Risks[7]			X
Sector Risks[8]				X

1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 Value stocks depend less on price changes for returns and may lag behind growth stock in an up market.

4 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

5 An issuer may possibly default on a security by failing to pay interest or principal when due.

6 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

7 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

8 Because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

<r>

What are the Fund's Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND,
RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND
CLASS Y SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%[2]	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None	None	None
Shareholder Services Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses[4]	0.32%	0.43%	0.22%	0.22%	0.25%
Total Annual Fund Operating Expenses	1.32%	1.48%	1.22%	0.97%	1.00%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts during the fiscal year ended April 30, 2000. These are shown below along with the net expenses the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund actually paid for the fiscal year ended April 30, 2000. With respect to the U.S. Government Securities Fund, although not contractually obligated to do so, the Adviser and the shareholder services provider anticipate voluntarily waiving certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2001.

Total Waiver of Fund Expenses	0.12%	0.11%	0.55%	0.25%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	1.20%	1.37%	0.67%	0.72%	0.75%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund (after the anticipated voluntary waiver) is expected to be 0.35% for the fiscal year ending April 30, 2001.

3 The shareholder services provider voluntarily waived a portion of the Class Y Shares shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fees paid by the Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary wavier) was 0.13%, 0.14%, 0.10%, 0.00% and 0.00%, respectively, for the fiscal year ended April 30, 2000.

4 Other Expenses for the U.S. Government Securities Fund are based on expenses expected to be incurred for the fiscal year ending April 30, 2001. Other Expenses for the U.S. Government Securities Fund were 0.36% for the fiscal year ended April 30, 2000.

</r>

<r>

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares	1 Year	3 Years	5 Years	10 Years
Stock Fund	$134	$418	$723	$1,590
Small Company Stock Fund	$151	$468	$808	$1,768
U.S. Government Securities Fund	$124	$387	$670	$1,477
Prime Money Market Fund	$99	$309	$536	$1,190
U.S. Treasury Money Market Fund	$102	$318	$552	$1,225

Principal Securities In Which the Funds Invest

</r>

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal type of equity security in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

The mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Investment Ratings for Prime Money Market Fund

The securities in which the Prime Money Market Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable equality to securities having such ratings.

Investment Ratings for Corporate Fixed Income Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

Portfolio Turnover

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund may temporarily depart from their principal investment strategy by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS - FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LIQUIDITY RISKS - EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security and a Fund could incur losses.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.

<r>

  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

</r>

  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

SECTOR RISKS

  A substantial part of Prime Money Market Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. The NAV for the Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) is determined at 12:00 noon and 4:00 p.m. (Washington, D.C. time).

<r>

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities at amortized cost. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

</r>

The minimum initial investment in each Fund is $100,000. Subsequent investments must be in amounts of at least $100. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund offer Class R Shares and Class Y Shares; and Stock Fund and Small Company Stock Fund offer Class R Shares, Class B Shares and Class Y Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each Share class has different expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee (0.50% in the case of Prime Money Market Fund and U.S. Treasury Money Market Fund), and a 0.25% Shareholder services fee, and impose a 2% CDSC. Class B Shares are subject to a 0.75% Rule 12b-1 fee and a 0.25% Shareholder services fee, and impose a (maximum) 5% CDSC. For more information concerning Class R Shares or Class B Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class Y Shares of the Funds are sold primarily to trusts, fiduciaries and institutions, and to persons and entities ("Class A Shareholders") who held Class Y Shares (formerly known as "Class A Shares") of U.S. Treasury Money Market Fund and Prime Money Market Fund (together, the "Money Market Funds") on June 30, 1998.

How to Purchase Shares

You may purchase Shares through Riggs Investment Corp. or Riggs Bank, or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS INVESTMENT CORP.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.

By Wire

To purchase Shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

<r>

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

</r>

Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may establish an account with Riggs Investment Corp., or Riggs Bank to automatically purchase Class Y Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

BY SYSTEMATIC INVESTMENT PROGRAM

If you were a holder of Class Y Shares of a Money Market fund at December 31, 1999 you may add to your investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINESM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsbank.com. See "Fund Transactions through Riggs Funds OnLineSM " in the Account and Share Information Section.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

How to Redeem and exchange Shares

Each Fund redeems Class Y Shares at their net asset value (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

<r>

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

</r>

All requests must include:

  Fund Name, Share Class and account number;
  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, and have a minimum balance of $5,000, you can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

EXCHANGE PRIVILEGE

A Shareholder may generally exchange Class Y Shares of one Fund for Class Y Shares of any of the other Funds in the Trust (with the exception of Prime Money Market Fund) at net asset value by writing to or calling Riggs Funds Shareholder Services (RFSS).

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

  complete an authorization form permitting the Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.

Shareholders may obtain further information on the exchange privilege by calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC EXCHANGE PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis by taking advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINESM

If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsbank.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the How to Purchase Shares section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.

Online Conditions

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$100	$100,000

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. ("Adviser"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

The Adviser has delegated daily management of the Funds assets to the Sub-Adviser, Riggs Investment Management Corp. ("RIMCO") which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is: Riggs Investment Management Corp. 800 17th Street N.W. Washington, D.C. 20006.

<r>

Riggs Investment Corp. or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2000, provide investment advice for assets of over $3 billion. RIMCO has a varied client base of approximately 100 other relationships including corporate, union and public pension plans, foundations, endowments, associations and management assets of approximately $2.5 billion.

The Funds' portfolio managers are:

</r>

Nathan Reischer

<r>

Nathan Reischer, manager of the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He assumed portfo lio management responsibilities for the U.S. Government Securities Fund in September 1998.

A committee composed of three investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of the Stock Fund and the Small Company Stock Fund.

</r>

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund--0.75%; Small Company Stock Fund--0.80%; U.S. Government Securities Fund--0.75%; Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

<r>

Financial Information

</r>

FINANCIAL HIGHLIGHTS

The Stock Fund, Small Company Stock Fund and U.S. Government Securities Funds' fiscal year end is April 30. As this is these Funds' first fiscal year as Class Y Shares, financial information is not yet available.

The following Financial Highlights will help you understand the financial performance of the Prime Money Market Fund and U.S. Treasury Money Market Fund for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

<r>

Riggs Funds
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table for the fiscal years ended April 30, 1996, 1997 and 1998 has been audited by Ernst & Young LLP, the Trust's former independent auditors. The financial highlights for the fiscal years ended April 30, 1999 and 2000 have been audited by Arthur Andersen LLP. Arthur Andersen's report dated June 20, 2000, on the Trust's financial statements for the year ended April 30, 2000, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

									Ratios to Average Net Assets
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, end of period	Total Return[1]	Expenses	Net Investment Income	Expense waiver/ reimbursement[2]	Net Assets, end of period (000 omitted)	Portfolio Turnover	Distributions from Net Realized Gains
Stock Fund
2000[3]	$12.38	0.01	0.85	0.86	(0.01)	(0.01)	$13.23	6.98%	1.20%[4]	0.14%[4]	0.12%[4]	$107,045	79%	--
Small Company Stock Fund
2000 [3]	$11.50		1.68	1.68	--	--	$13.18	14.61%	1.37%[4]	0.02%[4]	0.11%[4]	$57,182	116%	--
U.S. Government Securities Fund
2000[3]	$9.42	0.19	0.05	0.24	(0.19)	(0.19)	$9.47	2.58%	0.81%[4]	5.57%[4]	0.55%[4]	$102,968	55%	--
Prime Money Market Fund
1996	$1.00	0.05	0.00[6]	0.05	(0.05)	(0.05)	$1.00	5.50%	0.51%	5.26%	0.19%	$367,742		--
1997	$1.00	0.05	0.00[6]	0.05	(0.05)	(0.05)	$1.00	5.09%	0.51%	5.00%	0.17%	$372,037	--	--
1998	$1.00	0.05	(0.00)[6]	0.05	(0.05)	(0.05)	$1.00	5.22%	0.58%	5.11%	0.11%	$318,122	--	--
1999	$1.00	0.05	0.00[6]	0.05	(0.05)	(0.05)	$1.00	4.76%	0.69%	4.65%	0.25%	$425,054	--	--
2000	$1.00	0.05	(0.00)[6]	0.05	(0.05)	(0.05)	$1.00	4.90%	0.72%	4.83%	0.25%	$323,076	--	--
U.S. Treasury Money Market Fund
1996	$1.00	0.05	--	0.05	(0.05)	(0.05)	$1.00	5.28%	0.60%	5.17%	0.18%	$107,104	--	--
1997	$1.00	0.05	--	0.05	(0.05)	(0.05)	$1.00	4.83%	0.57%	4.74%	0.13%	$141,011	--	--
1998	$1.00	0.05	--	0.05	(0.05)	(0.05)	$1.00	5.00%	0.63%	4.88%	0.08%	$117,424	--	--
1999	$1.00	0.04	--	0.04	(0.04)	(0.04)	$1.00	4.49%	0.72%	4.39%	0.25%	$138,097	--	--
2000	$1.00	0.04	(0.00)[6]	0.04	(0.04)	(0.04)	$1.00	4.57%	0.75%	4.52%	0.25%	$150,085	--	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

4 Computed on an annualized basis.

5 Per share amount is based upon the average number of shares outstanding.

6 Per share amount does not round to $0.01 or $(0.01).

</r>

Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

<r>

JUNE 30, 2000

A Statement of Additional Information (SAI) dated June 30, 2000 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.

</r>

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309
<r>

Cusip 76656A 781 Riggs Stock Fund RIYSX
Cusip 76656A 799 Riggs Small Company Stock Fund RISYX
Cusip 76656A 773 Riggs U.S. Government Securities Fund RIUSX
Cusip 76656A 104 Riggs Prime Money Market Fund RRPXX
Cusip 76656A 302 Riggs U.S. Treasury Money Market Fund RRTXX

</r>

G00355-02 (06/00)

Cusip 76656A 781
Cusip 76656A 799
Cusip 76656A 773
Cusip 76656A 104
Cusip 76656A 302

G00355-02 (06/00)

                                   RIGGS FUNDS

                                RIGGS STOCK FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 CLASS B SHARES

                         RIGGS SMALL COMPANY STOCK FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 CLASS B SHARES

                           RIGGS LARGE CAP GROWTH FUND

                                 CLASS R SHARES

                                 CLASS B SHARES

                      RIGGS U.S. GOVERNMENT SECURITIES FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 RIGGS BOND FUND

                                 CLASS R SHARES

                      RIGGS INTERMEDIATE TAX FREE BOND FUND

                                 CLASS R SHARES

                       RIGGS LONG TERM TAX FREE BOND FUND

                                 CLASS R SHARES

                          RIGGS PRIME MONEY MARKET FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                      RIGGS U.S. TREASURY MONEY MARKET FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 30, 2000


This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses of the Riggs Funds dated June 30, 2000.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectuses or the Annual Report without charge by calling Riggs Funds
Shareholder Services at (202) 835-5300 or outside the Washington, D.C.
metropolitan area toll-free at 1-800-934-3883.

    CONTENTS

=======================================================================================

        ADDRESSES.......................................................BACK COVER

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
    1061803B (06/00)

HOW ARE THE FUNDS ORGANIZED

=======================================================================================

Riggs Funds (Trust) is a diversified, open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
April 1, 1991. The Trust changed its name from RIMCO Monument Funds to RIGGS
Funds on June 30, 1998. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Board of
Trustees (the Board) has established three classes of Shares known as Class R
Shares Class Y Shares and Class B Shares. This SAI relates to all three classes of Shares. The Funds' investment adviser is Riggs Bank, N.A. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

The following table indicates which types of securities are a: o P = PRINCIPAL investment of a Fund; o A = ACCEPTABLE (but not principal) investment of a Fund;
or o N = NOT AN ACCEPTABLE investment of a Fund.

--------------------------------------------------------------------------------------------
SECURITIES               STOCKSMALL  LARGE   U.S.      BOND INTERMEDIALONG    PRIME  U.S.
                         FUND COMPANYCAP     GOVERNMENTFUND TAX FREE  TERM    MONEY  TREASURY
                              STOCK  GROWTH  SECURITIES     BOND FUND TAX     MARKET MONEY
                               FUND   FUND     FUND                   FREE     FUND  MARKET

                                                                      BOND            FUND
                                                                            FUND

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
AGENCY SECURITIES         A     A       A        P      A       A        A      P      N
--------------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY      A     A       P        N      A       N        N      N      N
 RECEIPTS 1

 -------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES   N     N       N        A      A       N        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
BANK INSTRUMENTS          A     A       A        A      A       A        A      P      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE   N     N       N        P      A       N        N      N      N
OBLIGATIONS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2, 3     A     A       A        A      P       A        A      P      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCKS             P     P       P        N      A       P        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES    A     A       A        N      P       A        A      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CORPORATE DEBT            A     A       A        A      P       A        A      P      N
OBLIGATIONS 4

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT 5      N     N       A        N      A       A        P      P      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
DEMAND INSTRUMENTS        A     A       A        A      A       A        A      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN SECURITIES        A     A       A        N      A       A        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FUTURES AND OPTIONS       A     A       A        A      A       A        A      N      N
TRANSACTIONS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS  N     N       N        N      N       N        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INSURANCE CONTRACTS       N     N       N        N      A       N        N      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INVERSE FLOATERS          N     N       N        N      A       N        A      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MORTGAGE BACKED           N     N       N        P      A       N        N      N      N
SECURITIES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES      N     N       N        N      P       N        P      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PREFERRED STOCKS          A     A       P        N      P       P        N      N      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PRIVATE ACTIVITY BONDS    N     N       N        N      N       N        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT    N     A       A        N      A       A        N      N      N
TRUSTS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS     A     A       P        A      P       P        P      A      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REVERSE REPURCHASE        A     A       A        A      A       A        A      A      A
AGREEMENTS

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SECURITIES OF OTHER       A     A       A        A      A       A        A      A      A
INVESTMENT COMPANIES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SPECIAL REVENUE BONDS     N     N       N        N      N       N        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
TREASURY SECURITIES       A     A       A        P      A       A        A      P      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND      A     A       A        A      A       A        P      P      N
NOTES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
WARRANTS                  A     A       A        N      A       A        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
WHEN-ISSUED TRANSACTIONS  A     A       P        A      P       P        P      A      A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ZERO COUPON SECURITIES    N     N       N        N      P       N        P      N      N
--------------------------------------------------------------------------------------------

1. The Stock Fund and Small Company Stock Fund may invest up to 20% of their total assets in ADRs. 2. The U.S. Government Securities Fund may invest in commercial paper that has at least two high quality ratings by a nationally recognized statistical rating organization (NRSRO).

3. The Stock Fund and Small Company Stock Fund may invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1+ or F-1 by Fitch.

---------------------------------------------------------------------------------------
4. The U.S. Government Securities Fund may invest in corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better, Aaa, Aa or A by Moody's Investor Services, Inc.
(Moody's); BBB or better, AAA, AA or A by Standard & Poor's (S&P); or
BBB or better, AAA, AA, or A by Fitch IBCA, Inc. (Fitch). The Fund will limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. In the event that any such security is downgraded below the fourth highest rating category, the Fund will dispose of the security.

5. The Prime Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

34

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.

   COMMON STOCKS

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

   REAL ESTATE INVESTMENT TRUSTS (REITS)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

   Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   MUNICIPAL SECURITIES

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata Share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' Share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS

         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a Share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR).
         The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

      ASSET BACKED SECURITIES

      Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

Bank   instruments  are  unsecured   interest   bearing   deposits  with  banks.   Bank
instruments  include  bank  accounts,  time  deposits,   certificates  of  deposit  and
banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S.  branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.
dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per Share. If the market value of the Shares of common stock reached $12, the Fund could realize an additional $2 per Share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment, but the value of the convertible security may also be adversely affected by the source of the potential depreciation of the equity security.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

   PRIVATE ACTIVITY BONDS

   Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

   The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to
   AMT.

   TAX INCREMENT FINANCING BONDS

   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   MUNICIPAL NOTES

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A
Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50%
  of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The foreign securities in which a Fund invests are primarily denominated in U.S.
dollars. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

   DEPOSITARY RECEIPTS

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are traded in the United States. ADRs provide a way to buy
   Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
   Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
   International Depositary Receipts (IDRs), are traded globally or outside the
   United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S.
   Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and
   the Long Term Tax Free Bond Fund may buy/sell the following types of futures contracts: Financial Futures and Stock Index Futures.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S.
   Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and
   the Long Term Tax Free Bond Fund may:

   Buy call options on portfolio securities and on futures contracts in anticipation of an increase in the value of the underlying asset.;

   Buy put options on portfolio  securities  and on futures  contracts in  anticipation of a decrease in the value of the underlying asset.; and

   Buy or write options to close out existing options positions.

   The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S.
   Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and
   the Long Term Tax Free Bond Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

SECURITIES LENDING

A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.
These transactions create leverage risks.

ASSET COVERAGE

In order to secure their obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by
Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc.
("Moody's"), or F-1+ or F-1 by Fitch IBCA, Inc. ("Fitch"), are all considered rated in the highest short-term rating category.

INVESTMENT RATINGS FOR CORPORATE FIXED INCOME SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities
(AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a
Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds'
risks are described below.

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a
Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LEVERAGE RISKS

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a
Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

SECTOR RISKS

A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

NONINVESTMENT GRADE SECURITIES RISKS

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

RIGGS STOCK FUND seeks to provide growth of capital and income.

RIGGS SMALL COMPANY STOCK FUND seeks to provide long-term capital appreciation.

RIGGS LARGE CAP GROWTH FUND seeks to provide capital appreciation.

RIGGS U.S. GOVERNMENT SECURITIES FUND seeks to achieve current income.

RIGGS BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital.

RIGGS INTERMEDIATE TAX FREE BOND FUND seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

RIGGS LONG TERM TAX FREE BOND FUND seeks to provide a high level of current income which is exempt from federal income tax.

RIGGS PRIME MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity.

RIGGS U.S. TREASURY MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity.

The above listed fundamental investment objectives cannot be changed by the
Fund's Trustees without Shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION

The Funds will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.


THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER,
MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE
NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.


PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term
Tax Free Bond Fund will not purchase securities on margin, provided that the
Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

The Prime Money Market Fund and the U.S. Treasury Money Market Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES

The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free
Bond Fund and Prime Money Market Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the net assets of the Stock Fund, Small Company Stock Fund, Large Cap Growth
Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond
Fund and Long Term Tax Free Bond Fund, and 10% of the nets assets of the Prime
Money Market Fund.

INVESTING IN OTHER INVESTMENT COMPANIES

Each Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted
that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in Shares of other investment companies may be subject to such duplicate expenses. At the present time, each Fund expects that its investments in other investment companies may include Shares of money market funds, including funds affiliated with the Fund's investment adviser.

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

In applying the Prime Money Market Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the concentration policy, to conform to the current view of the
SEC staff that only domestic bank instruments may be excluded from industry concentration limitations the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than
25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

With respect to the Prime Money Market Fund and the U.S. Treasury Money Market
Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

With respect to the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund,
U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Fund and the
Long Term Tax Free Bond Fund, the market values of the Funds' portfolio securities are determined as follows:

      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities; according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

      for all other securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

=======================================================================================

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

o as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);

o     purchased with reinvested dividends or capital gains;

o     following the death or disability, as defined in Section 72(m)(7) of the
  Internal Revenue Code of 1986, of the last surviving Shareholder;

o     representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a Shareholder who has attained the age of 701/2;

o     if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

o     which are qualifying redemptions of Shares under a Systematic Withdrawal
  Program.

IN ADDITION, (WITH THE EXCEPTION OF THE CLASS B SHARES OF THE STOCK FUND AND THE
SMALL COMPANY STOCK FUND), YOU WILL NOT BE CHARGED A CDSC: o on Shares held by
Trustees, employees and retired employees of the Funds, Riggs

  National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

o on Shares originally purchased (i) through the Trust Division or the Private
  Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with
  Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and

o on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?

=======================================================================================

Under  the   Distributor's   Contract  with  the  Funds,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS R SHARES AND CLASS B SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of
Federated Investors, Inc. (Federated), for providing Shareholder services and maintaining Shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company (these fees do not come out of Fund assets). The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell;
the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

=======================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

=======================================================================================

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Funds are obligated to pay Share redemptions to any one
Shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV.
The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, Shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

=======================================================================================
Under certain circumstances, Shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its
Shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its Shareholders for acts or obligations of the Trust.

In the unlikely event a Shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the Shareholder. On request, the Trust will defend any claim made and pay any judgment against a Shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a
Shareholder will occur only if the Trust itself cannot meet its obligations to indemnify Shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

=======================================================================================

VOTING RIGHTS


Each Share of each Fund gives the Shareholder one vote in Trustee elections and other matters submitted to Shareholders for vote. All Shares of each Fund have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by Shareholders at a special meeting. A special meeting of Shareholders will be called by the Board upon the written request of Shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of June 2, 2000, the following Shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the following Funds:

STOCK FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,198,086 Shares (56.51%);
and Carn & Co., Washington, D.C., owned approximately 454,020 Shares (11.67%).

STOCK FUND - CLASS Y SHARES

EAMCO - RIGGS FUNDS, Washington, D.C., owned approximately 7,873,891 Shares (99.98%).
-------------------

STOCK FUND - CLASS B SHARES

FISERV Securities, Inc., Philadelphia, PA, owned approximately 12,743 Shares
(51.74%); and Roberto Palacios, Washington, D.C., owned approximately 3,935 Shares
(15.98%).

SMALL COMPANY STOCK FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,830,746 Shares
(75.88%); Carn & Co., Washington, D.C., owned approximately 194,804 Shares
(8.07%); and Schwab Capital Trust, San Francisco, CA, owned approximately
174,621 Shares (7.24%).

SMALL COMPANY STOCK FUND - CLASS Y SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 4,262,119 Shares (100%).

SMALL COMPANY STOCK FUND - CLASS B SHARES

Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 1,524 Shares (25.73%); FISERV Securities, Inc., Philadelphia, PA,
owned approximately 1,469 Shares (24.79%);Riggs Bank N.A., custodian for the IRA of Jeanne C. Nash, Oakton, VA, owned approximately 908 Shares (15.34%); National
Investor Services, New York, NY, owned approximately 369 Shares (6.23%); and
Ronald A. Deneal, Upper Marlboro, MD, owned approximately 363 Shares (6.13%).

LARGE CAP GROWTH FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 8,360,752 Shares (99.71%).

LARGE CAP GROWTH FUND - CLASS B SHARES

FISERV Securities, Inc., Washington, D.C., owned approximately 1,378 Shares (88.21%);
                      -
and Danielle A. Reed, Brooklyn, NY, owned approximately 95 Shares (6.11%).
                                                                          -

U.S. GOVERNMENT SECURITIES FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,552,248 Shares (81.30%).

U.S. Government Securities Fund - Class Y Shares
EAMCO - Riggs Funds, Washington, D.C., owned approximately 10,814,910 Shares (100%)

BOND FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 4,302,532 Shares (99.94%).

INTERMEDIATE TAX FREE BOND FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 6,647,764 Shares (99.67%).

LONG TERM TAX FREE BOND FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 6,512,050 Shares (99.59%).

PRIME MONEY MARKET FUND - CLASS R SHARES

FISERV Securities, Inc., Philadelphia, PA, owned approximately 24,949,789 Shares
(91.32%).

PRIME MONEY MARKET FUND - CLASS Y SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 148,190,014 Shares
(52.06%); and Riggs Bank N.A., Washington, D.C., owned approximately 75,800,000
Shares (26.63%).

U.S. TREASURY MONEY MARKET FUND - CLASS R SHARES

Devotional Claimants, Washington, D.C., owned approximately 2,221,250 Shares
(51.67%); FISERV Securities Inc., Philadelphia, PA, owned approximately 868,136
Shares (20.19%); and St. Alban's Episcopal Church, Washington, D.C., owned approximately 759,427 Shares (17.67%).

U.S. TREASURY MONEY MARKET FUND - CLASS Y SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 120,353,934 Shares
(75.36%); and Riggs Bank N.A., Washington, D.C., owned approximately 18,981,000
Shares (11.89%).Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders.


TAX INFORMATION

=======================================================================================

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to
Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow Shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a Shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

=======================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the Shareholders.
Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of nine funds.


As of June 2, 2000, the Funds' Board and Officers as a group owned less than 1%
of the Funds' outstanding Class R, Y and B Shares.

NAME                                                           AGGREGATE

BIRTH DATE                                                     COMPENSATION

ADDRESS                                                        FROM TRUST

POSITION WITH TRUST   PRINCIPAL OCCUPATIONS                    ------------
--------------------  FOR PAST FIVE YEARS

                                                               ------------

JOHN F. DONAHUE*+#    Chief Executive Officer and Director               $0
--------------------  or Trustee of the Federated Fund
Birth Date: July      Complex; Chairman and Director,
28, 1924              Federated Investors, Inc.; Chairman,
Federated Investors   Federated Investment Management
Tower                 Company, Federated Global Investment
1001 Liberty Avenue   Management Corp. and Passport
Pittsburgh, PA        Research, Ltd. ; formerly: Trustee,
CHAIRMAN and TRUSTEE  Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.
---------------------------------------------------------------------------
THOMAS G. BIGLEY      Director or Trustee of the Federated         $1449.63
Birth Date:           Fund Complex; Director, Member of
February 3, 1934      Executive Committee, Children's
15 Old Timber Trail   Hospital of Pittsburgh; Director,
Pittsburgh, PA        Robroy Industries, Inc. (coated steel
TRUSTEE               conduits/computer storage equipment);
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.
---------------------------------------------------------------------------
JOHN T. CONROY, JR.   Director or Trustee of the Federated         $1555.82
Birth Date: June      Fund Complex; President, Investment
23, 1937              Properties Corporation; Senior Vice
Grubb &           President, John R. Wood and
Ellis/Investment      Associates, Inc., Realtors; Partner or
Properties            Trustee in private real estate
Corporation           ventures in Southwest Florida;
3201 Tamiami Trail    formerly: President, Naples Property
North                 Management, Inc. and Northgate Village
Naples, FL            Development Corporation.
TRUSTEE

---------------------------------------------------------------------------
NICHOLAS              Director or Trustee of the Federated         $1449.63
CONSTANTAKIS          Fund Complex; Director, Michael Baker
Birth Date:           Corporation (engineering,
September 3, 1939     construction, operations and technical
175 Woodshire Drive   services); formerly: Partner, Andersen
Pittsburgh, PA        Worldwide SC.
TRUSTEE

--------------------  ---------------------------------------  ------------
JOHN F. CUNNINGHAM    Director or Trustee of some of the           $1070.67
Birth Date: March     Federated Fund Complex; Chairman,
5, 1943               President and Chief Executive Officer,
353 El Brillo Way     Cunningham & Co., Inc. (strategic
Palm Beach, FL        business consulting); Trustee
TRUSTEE               Associate, Boston College; Director,
                      Iperia Corp.
                      (communications/software); formerly:
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.
---------------------------------------------------------------------------
LAWRENCE D. ELLIS,    Director or Trustee of the Federated         $1414.15
M.D.*                 Fund Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh; Medical
11, 1932              Director, University of Pittsburgh
3471 Fifth Avenue     Medical Center - Downtown;
Suite 1111            Hematologist, Oncologist and
Pittsburgh, PA        Internist, University of Pittsburgh
TRUSTEE               Medical Center; Member, National Board

                      of Trustees, Leukemia Society of
                      America.

---------------------------------------------------------------------------
PETER E. MADDEN       Director or Trustee of the Federated         $1293.59
Birth Date: March     Fund Complex; formerly:
16, 1942              Representative, Commonwealth of
One Royal Palm Way    Massachusetts General Court;
100 Royal Palm Way    President, State Street Bank and Trust
Palm Beach, FL        Company and State Street Corporation.
TRUSTEE

                      Previous Positions: Director, VISA USA
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.
---------------------------------------------------------------------------
CHARLES F.            Director or Trustee of some of the           $1177.92
MANSFIELD, JR.        Federated Fund Complex; Executive Vice
--------------------  President, Legal and External Affairs,
Birth Date: April     Dugan Valva Contess, Inc. (marketing,
10, 1945              communications, technology and
80 South Road         consulting); formerly: Management
Westhampton Beach,    Consultant.
NY

--------------------  Previous Positions: Chief Executive
TRUSTEE               Officer, PBTC International Bank;
                      Partner, Arthur Young & Company (now Ernst & Young
                      LLP); Chief Financial Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Senior Vice President, Marine
                      Midland Bank; Vice President, Citibank; Assistant
                      Professor of Banking and Finance, Frank G. Zarb School of
                      Business, Hofstra University.

---------------------------------------------------------------------------
JOHN E. MURRAY,       Director or Trustee of the Federated         $1520.33
JR., J.D., S.J.D.#    Fund Complex; President, Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Consulting Partner, Mollica &
President, Duquesne   Murray; Director, Michael Baker Corp.
University            (engineering, construction, operations
Pittsburgh, PA        and technical services).
TRUSTEE

                     Previous Positions: Dean and Professor

                      of Law, University of Pittsburgh
                      School of Law; Dean and Professor of
                      Law, Villanova University School of
                      Law.

---------------------------------------------------------------------------
MARJORIE P. SMUTS     Director or Trustee of the Federated         $1414.15
Birth Date: June      Fund Complex; Public
21, 1935              Relations/Marketing/Conference
4905 Bayard Street    Planning.

Pittsburgh, PA

TRUSTEE               Previous Positions: National

                      Spokesperson, Aluminum Company of America; television
                      producer; business owner.

---------------------------------------------------------------------------
JOHN S. WALSH         Director or Trustee of some of the           $1414.15
Birth Date:           Federated Fund Complex; President and
November 28, 1957     Director, Heat Wagon, Inc.
2007 Sherwood Drive   (manufacturer of construction
Valparaiso, IN        temporary heaters); President and
TRUSTEE               Director, Manufacturers Products, Inc.
                      (distributor of portable construction
                      heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.
---------------------------------------------------------------------------
J. CHRISTOPHER        President or Executive Vice President              $0
DONAHUE+              of the Federated Fund Complex;
--------------------  Director or Trustee of some of the
--------------------  Funds in the Federated Fund Complex;
Birth Date: April     President, Chief Executive Officer and
11, 1949              Director, Federated Investors, Inc.;
Federated Investors   President, Chief Executive Officer and
Tower                 Trustee, Federated Investment
1001 Liberty Avenue   Management Company; Trustee, Federated
Pittsburgh, PA        Investment Counseling; President,
EXECUTIVE VICE        Chief Executive Officer  and Director,
PRESIDENT AND         Federated Global Investment Management
TRUSTEE               Corp.; President and Chief Executive
--------------------  Officer, Passport Research, Ltd.;
--------------------  Trustee, Federated Shareholder
                      Services Company; Director, Federated

--------------------  Services Company; formerly: President,
                      Federated Investment Counseling.
--------------------

EDWARD C. GONZALES* -------------------------------------------------------
--------------------  President, Executive Vice President
--------------------  and Treasurer of some of the Funds in    ------------
Birth Date: October   the Federated Fund Complex; Vice                   $0
22, 1930              Chairman, Federated Investors, Inc.;
Federated Investors   Trustee, Federated Administrative
Tower                 Services; formerly: Trustee or
1001 Liberty Avenue   Director of some of the Funds in the
Pittsburgh, PA        Federated Fund Complex; CEO and
PRESIDENT AND         Chairman, Federated Administrative
TREASURER             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
---------------------------------------------------------------------------
JOHN W. MCGONIGLE     Executive Vice President and Secretary
Birth Date: October   of the Federated Fund Complex;           ------------
26, 1938              Executive Vice President, Secretary                $0
Federated Investors   and Director, Federated Investors,
Tower                 Inc.; formerly: Trustee, Federated
1001 Liberty Avenue   Investment Management Company and
Pittsburgh, PA        Federated Investment Counseling;
EXECUTIVE VICE        Director, Federated Global Investment
PRESIDENT AND         Management Corp., Federated Services
SECRETARY             Company and  Federated Securities Corp.
---------------------------------------------------------------------------
RICHARD B. FISHER     President or Vice President of some of
--------------------  the Funds in the Federated Fund          ------------
Birth Date: May 17,   Complex; Vice Chairman, Federated                  $0
1923                  Investors, Inc.; Chairman, Federated
Federated Investors   Securities Corp.; formerly: Director
Tower                 or Trustee of some of the Funds in the
1001 Liberty Avenue   Federated Fund Complex,; Executive
Pittsburgh, PA        Vice President, Federated Investors,
VICE PRESIDENT        Inc. and Director and Chief Executive
                      Officer, Federated Securities Corp.
----------------------------------------------------------------------------
---------------------------------------------------------------------------
JOSEPH S. MACHI       Vice President and Assistant Treasurer             $0
--------------------  of some of the Funds.
Birth Date: May 22,
1962
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT
* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS
DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. # A POUND SIGN DENOTES A MEMBER
OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES
BETWEEN ITS MEETINGS.

+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF
THE TRUST.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds. The Adviser and Riggs Investment Management Corp. ("RIMCO") are
subsidiaries of Riggs National Corporation, a bank holding company.

The Adviser shall not be liable to the Trust or any Fund Shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISER

The Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond
Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money
Market Fund and the U.S. Treasury Money Market Fund is sub-advised by RIMCO.
Pursuant to the terms of an investment sub-advisory agreement between the
Advisor and RIMCO (Sub-Advisor), the Sub-Advisor manages the Funds' assets, including buying and selling portfolios securities.

The Large Cap Growth Fund is  sub-advised  by J. Bush &  Co.  Pursuant to the terms of an  investment  sub-advisory  agreement  between the  Adviser and J. Bush &  Co.
(Sub-Adviser),  the  Sub-Adviser  manages  the  Funds'  assets,  including  buying  and selling portfolio securities.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, Sub-Adviser, and its
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended April 30, 2000, 1999 and 1998, the Stock Fund paid total brokerage commissions of $252,348, $187,811 and $245,522, respectively, and the Small Company Stock Fund paid total brokerage commissions of $133,941,
$125,313 and $107,288, respectively. For the fiscal year ended April 30, 2000, the Large Cap Growth Fund and the U.S. Government Securities Fund paid total brokerage commissions of $19,444 and $4,281, respectively.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at an annual rate of 0.16% of the average aggregate daily net assets of the Trust.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

Riggs Bank,  Washington,  D.C., is custodian for the  securities and cash of the Funds.
Under the  Custodian  Agreement,  Riggs Bank holds the Funds'  portfolio  securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary Shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by Shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Arthur Andersen LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

--------------------------------------------------------------------------------------
FUND            ADVISORY FEE PAID/      SHAREHOLDER SERVICES     ADMINISTRATIVE FEE
               ADVISORY FEE WAIVED            FEE PAID                  PAID

                                       -----------------------------------------------
            --------------------------------------------------------------------------
            FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                    APRIL 30,                   ENDED                  ENDED
                                              APRIL 30,              APRIL 30,
            --------------------------------------------------------------------------
            --------------------------------------------------------------------------
              2000     1999     1998    2000     1999    1998   2000    1999   1998
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
STOCK FUND  $875,835/$756,558/$790,694/$85,867($56,653(R$71,317$185,132$141,35$139,892

            $0       $0       $78,554  $51,543($66(B)

                                     $352(B)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
SMALL       $461,712/$333,762/$338,723/$41,857($22,112(R$53,392$91,667 $58,587$58,191
COMPANY

STOCK FUND  $0       $0       $36,697  $29,957($68(B)

                                     $119(B)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
LARGE CAP   $263,366/N/A      N/A      $49,204(N/A      N/A    $56,185 N/A    N/A
GROWTH FUND

            $0                         $6(B)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
U.S.        $551,545/$277,475/$246,668/$35,142($22,079  $59,058$117,012$51,778$48,888
GOVERNMENT

SECURITIES  $294,157 $147,987 $131,556 $38,396(Y)
FUND

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
BOND FUND   $113,141/N/A      N/A      $15,086(N/A      N/A    $24,137 N/A    N/A

            $40,731

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
INTERMEDIATE$193,249/N/A      N/A      $25,766(N/A      N/A    $41,226 N/A    N/A
TAX FREE
BOND FUND   $54,110

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
LONG TERM   $198,746/N/A      N/A      $26,500(N/A      N/A    $42,399 N/A    N/A
TAX FREE
BOND FUND   $52,999

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
PRIME       $1,866,01$1,652,49$1,803,26$18,075($2,410(R)$130,36$590,859$462,02$478,888
MONEY

MARKET FUND $0       $0       $409,724 $0(Y)   $0(Y)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
U.S.        $723,348/$635,522/$704,027/$4,061(R$2,297(R)$56,082$229,069$177,82$186,366
TREASURY                                       $0(Y)
MONEY       $0       $0       $119,268 $0(Y)
MARKET FUND

--------------------------------------------------------------------------------------
(R) Class R Shares       (Y) Class Y Shares       (B) Class B Shares

-------------------------------------------------
FUNDS                  FOR THE FISCAL YEAR ENDED

                            APRIL 30, 2000

                       --------------------------
                       --------------------------
                               12B-1 FEE

                       --------------------------
                       --------------------------
                         CLASS R      CLASS B
                          SHARES       SHARES

-------------------------------------------------
-------------------------------------------------
STOCK FUND               $195,397      $2,231
-------------------------------------------------
-------------------------------------------------
SMALL COMPANY STOCK      $90,344        $787
FUND

-------------------------------------------------
-------------------------------------------------
LARGE CAP GROWTH FUND       $0          $21
-------------------------------------------------
-------------------------------------------------
U.S. GOVERNMENT          $87,855        N/A
SECURITIES FUND

-------------------------------------------------
-------------------------------------------------
BOND FUND                   $0          N/A
-------------------------------------------------
-------------------------------------------------
INTERMEDIATE TAX FREE       $0          N/A
BOND FUND
-------------------------------------------------
-------------------------------------------------
LONG TERM TAX FREE          $0          N/A
BOND FUND

-------------------------------------------------
-------------------------------------------------
PRIME MONEY MARKET       $45,186        N/A
FUND

-------------------------------------------------
-------------------------------------------------
U.S. TREASURY MONEY      $10,152        N/A
MARKET FUND

-------------------------------------------------

Fees are allocated among classes based on their pro rata Share of Fund assets, except for marketing (Rule 12b-1) fees and Shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

---------------------------------------------------------------------------------------

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD AND EFFECTIVE YIELD

-----------------------------------------------------------------------------------
FUND             AVERAGE ANNUAL TOTAL           YIELD           EFFECTIVE YIELD
                        RETURN              for the 7-day        for the 7-day
              for the following periods      period ended         period ended
                 ended April 30, 2000      April 30, 2000/       April 30, 2000
                                            for the 30-day
                                             period ended
                                            April 30, 2000
              ---------------------------------------------------------------------
              ---------------------------------------------------------------------
              CLASS R  CLASS Y  CLASS B  CLASS  CLASS  CLASS  CLASS CLASS Y  CLASS
               SHARES   SHARES   SHARES  R      Y      B      R      SHARES  B
              One Year One Year One Year SHARES SHARES SHARES SHARES         SHARES
              Five     Five     Five
                Year     Year    Years

              Since    Since    Since
              InceptionInceptionInception

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
STOCK FUND    (2.71)%  N/A      (5.52%)  0.03%/ 0.27%/   N/A   N/A     N/A    N/A
              17.82%   N/A      N/A      0.03%  0.27%
              15.79%   6.98%    0.41%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SMALL         14.77%   N/A      11.24%    N/A    N/A     N/A   N/A     N/A    N/A
COMPANY       13.96%   N/A      N/A
STOCK FUND    14.61%   14.61%   (8.79%)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
LARGE CAP     N/A      N/A      N/A       N/A    N/A     N/A   N/A     N/A    N/A
GROWTH FUND   N/A               N/A
              15.31%            12.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S.          (0.54%)  N/A      N/A      5.18%/ 5.44%/   N/A   N/A     N/A    N/A
GOVERNMENT    5.83%    N/A               5.69%  5.94%
SECURITIES    6.22%    2.58%
FUND

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
BOND FUND     N/A      N/A      N/A      5.68%/  N/A     N/A   N/A    N/A     N/A
              N/A                        5.92%
              0.18%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERMEDIATE  N/A      N/A      N/A      4.25%/  N/A     N/A   N/A    N/A     N/A
TAX FREE      N/A                        4.07%
BOND FUND     (0.69%)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
LONG TERM     N/A      N/A      N/A      4.61%/  N/A     N/A   N/A    N/A     N/A
TAX FREE      N/A                        4.58%
BOND FUND     (0.24%)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
PRIME MONEY   4.53%    4.90%    N/A      4.94%/ 5.29%/   N/A  5.06%  5.43%    N/A
MARKET FUND   N/A      5.10%             4.94%  5.29%
              4.57%    4.62%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S.          4.20%    4.57%    N/A      4.76%/ 5.11%/   N/A  4.87%  5.24%    N/A
TREASURY      N/A      4.83%             4.84%  5.19%
MONEY MARKET  4.16%    4.26%
FUND

-----------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

With respect to the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund,
U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and
the Long Term Tax Free Bond Fund, the yield of Shares is calculated by dividing:
(i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.
The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to Shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

With respect to the Prime Money Market Fund and the U.S. Treasury Money Market
Fund, the yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information  about the mutual fund industry  from sources such as the  Investment
  Company Institute.

Advertising and sales literature for the Funds may also include statements describing the history of Riggs Bank. For example, reference may be made to
Riggs Bank's heritage of serving historical and political figures and financing projects that have been important to the growth of the United States.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

CONSUMER PRICE INDEX (CPI) is the measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power. Among the CPI components are housing costs, food, transportation, and electricity. The CPI is also known as the cost-of-living index.

STOCK FUND:

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its
        Lipper ranking in advertising and sales literature.

      o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents Share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock in these corporations. It also reports total sales for this group. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
        composite index of common stocks in industry, transportation, and financial and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

SMALL COMPANY STOCK FUND:

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its
        Lipper ranking in the "index funds" category in advertising and sales literature.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than
        1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

      o STANDARD & POOR'S SMALL STOCK INDEX is a broadly diversified, unmanaged, index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

LARGE CAP GROWTH FUND:

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS
        (S&P 500), an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies, can be used to gauge general market performance and to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

U.S. GOVERNMENT SECURITIES FUND:

      o LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

      o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and
        publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers,
        Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The
        Aggregate Bond Index is comprised of the Shearson Lehman Government Bond
        Index, Corporate Bond Index, Mortgage- Backed Securities Index and the
        Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for
        Co-Operatives; foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the
        Aggregate Bond Index has a minimum S&P rating of BBB, a minimum
        Moody's rating of Baa, or a minimum Fitch rating of BBB.

      o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon- bearing domestic debt and must carry a term of maturity of at least one year.
        Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

      o MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued,
        non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors
        Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

      o MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than
        $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by
        Moody's as investment grade issues (i.e., BBB/Baa or better).

BOND FUND:

      o LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

INTERMEDIATE TAX FREE BOND FUND:

      o LEHMAN MUNICIPAL 5 YEAR INDEX is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least
        Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 1-9.99 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

LONG TERM TAX FREE BOND FUND:

      o LEHMAN BROTHERS 10 YEAR MUNICIPAL INDEX is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued a spart of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 10 years or greater. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

PRIME MONEY MARKET FUND:

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard
        Metropolitan Statistical Areas. Account minimums range upward from
        $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S.
        Treasury, maturing in 30 days.

U.S. TREASURY MONEY MARKET FUND:

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S.
        Treasury, maturing in 30 days.

      o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective)
        yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

FINANCIAL INFORMATION

=======================================================================================

The Financial Statements for the Funds for the fiscal year ended April 30, 2000, are incorporated herein by reference to the Annual Report to Shareholders of the
Riggs Funds dated April 30, 2000.

APPENDIX

=======================================================================================

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt  rated BBB is  regarded as having an adequate  capacity to pay  interest  and repay principal. Whereas

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

Leading market positions in well-established industries;

High rates of return on funds employed;

Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;

Broad  margins in earning  coverage of fixed  financial  charges and high internal cash generation; and

Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B- rating.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

RIGGS FUNDS

CLASS R SHARES, CLASS Y SHARES, CLASS B SHARES

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Riggs Investment Corp.
800 17th Street N.W.
Washington, D.C. 20006-3950

SUB-ADVISER

Riggs Investment Management Corp.
800 17th Street N.W.
Washington, D.C. 20006-3950
(Sub-Adviser to the Stock Fund, Small Company Stock Fund, U.S. Government Securities
Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime
Money Market Fund and the U.S. Treasury Money Market Fund)

J. Bush & Co.
55 Whitney Avenue
New Haven, CT 06510
(Sub-Adviser to the Large Cap Growth Fund)

CUSTODIAN
Riggs Bank N.A.
Riggs Funds

5700 RiverTech Court
Riverdale, MD 20737-1250

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

CUSIP 76656A 609 RIGGS STOCK FUND R SHARES RISTX CUSIP 76656A 781 RIGGS STOCK
FUND Y SHARES RIYSX CUSIP 76656A 708 RIGGS STOCK FUND B SHARES CUSIP 76656A 807
RIGGS SMALL COMPANY STOCK FUND R SHARES RISCX CUSIP 76656A 799 RIGGS SMALL
COMPANY STOCK FUND Y SHARES RISYX CUSIP 76656A 880 RIGGS SMALL COMPANY STOCK
FUND B SHARES CUSIP 76656A 849 RIGGS LARGE CAP GROWTH FUND R SHARES RILCX CUSIP
76656A 815 RIGGS LARGE CAP GROWTH FUND B SHARES CUSIP 76656A 500 RIGGS U.S.
GOVERNMENT SECURITIES FUND R SHARES RMBDR CUSIP 76656A 773 RIGGS U.S. GOVERNMENT
SECURITIES FUND Y SHARES RIUSX CUSIP 76656A 872 RIGGS BOND FUND R SHARES RIBRX
CUSIP 76656A 864 RIGGS INTERMEDIATE TAX FREE BOND FUND R SHARES RIIBX CUSIP
76656A 856 RIGGS LONG TERM TAX FREE BOND FUND R SHARES RILTX CUSIP 76656A 203
RIGGS PRIME MONEY MARKET FUND R SHARES RYPXX CUSIP 76656A 104 RIGGS PRIME MONEY
MARKET FUND Y SHARES RRPXX CUSIP 76656A 401 RIGGS U.S. TREASURY MONEY MARKET
FUND R SHARES RYTXX CUSIP 76656A 302 RIGGS U.S. TREASURY MONEY MARKET FUND Y
SHARES RRTXX

APPENDIX FOR RIGGS BAR CHARTS; CLASS B, R AND CLASS Y SHARES

RIGGS STOCK FUND, CLASS B SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Stock Fund, Class B Shares as of the calendar year-end. The `y' axis reflects the "% Total Return" beginning with "-2%" and increasing in increments of 2% up to 6%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is: (0.83%)

RIGGS SMALL COMPANY STOCK FUND, CLASS B SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Small Company Stock Fund, Class B Shares as of the
calendar year-end.

The `y' axis reflects the "% Total Return" beginning with "-2%" and increasing in increments of 1% up to 3%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar year 1999. The percentage noted is: (0.74%).

RIGGS STOCK FUND, CLASS R SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Stock Fund, Class R Shares the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods
(from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 18.51%, 3.44%, 37.59%,
19.90%, 27.75%, 16.50%, and (0.47%), respectively.

RIGGS SMALL COMPANY STOCK FUND, CLASS R SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Small Company Stock Fund, Class R Shares the
calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods
(from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 21.92%, 38.90%, (10.44%) and (0.24%), respectively.

RIGGS U.S. GOVERNMENT SECURITIES FUND, CLASS R SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs U.S. Government Securities Fund, Class R
Shares the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 11.06%, (4.39%), 17.28%, 1.81%, 8.63%,
8.88% and (2.20%), respectively.

RIGGS PRIME MONEY MARKET FUND, CLASS R SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Prime Money Market Fund, Class R Shares the
calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 6%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1996 through
1999. The percentages noted are: 4.58%, 4.83%, 4.73% and 4.26%, respectively.

RIGGS U.S. TREASURY MONEY MARKET FUND, CLASS R SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs U.S. Treasury Money Market Fund, Class R Shares as
of the calendar year-end.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 5%. The `x' axis represents the calculation period (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated
directly at the top of the respective bar, for the calendar year 1999. The percentage noted is: 3.89%.

RIGGS STOCK FUND, CLASS Y SHARES
(FUND USES CLASS R SHARES)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Stock Fund, Class R Shares the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods
(from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 18.51%, 3.44%, 37.59%,
19.90%, 27.75%, 16.50%, and (0.47%), respectively.

RIGGS SMALL COMPANY STOCK FUND, CLASS Y SHARES
(FUND USES CLASS R SHARES)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Small Company Stock Fund, Class R Shares the
calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods
(from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 21.92%, 38.90%, (10.44%) and (0.24%), respectively.

RIGGS U.S. GOVERNMENT SECURITIES FUND, CLASS Y SHARES
(FUND USES CLASS R SHARES)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs U.S. Government Securities Fund, Class R
Shares the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 11.06%, (4.39%), 17.28%, 1.81%, 8.63%,
8.88% and (2.20%), respectively.

RIGGS PRIME MONEY MARKET FUND, CLASS Y SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Prime Money Market Fund, Class Y Shares the
calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 6%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1992 through
1999. The percentages noted are: 3.86%, 3.12%, 4.01%, 5.68%, 5.10%, 5.22%, 4.99%
and 4.61%, respectively.

RIGGS U.S. TREASURY MONEY MARKET FUND, CLASS Y SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of as of Riggs Prime Money Market Fund, Class Y Shares the
calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 6%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1992 through
1999. The percentages noted are: 3.32%, 2.60%, 3.55%, 5.40%, 4.85%, 5.00%, 4.75%
and 4.24%, respectively.

PART C.     OTHER INFORMATION.

Item 23.      EXHIBITS:
              ---------
                   (a)    (i) Conformed Copy of Declaration of Trust of the
              Registrant; (1)
                   (ii)   Conformed copy of Amendment No. 1 to the
         Declaration of Trust of the Registrant; +
                   (iii)  Conformed copy of Amendment No. 2 to the
         Declaration of Trust of the Registrant; +
                   (iv)   Conformed copy of Amendment No. 3 to the
         Declaration of Trust of the Registrant; (8)
                   (v)    Conformed copy of Amendment No. 4 to the
         Declaration of Trust of the Registrant; (8)
                   (vi)   Conformed copy of Amendment No. 5 to the
         Declaration of Trust of the Registrant;(8)
                   (vii)  Conformed copy of Amendment No. 6 to the
         Declaration of Trust of the Registrant; (15)
                   (viii) Conformed copy of Amendment No. 7 to the
         Declaration of Trust of the Registrant; (15)
                   (ix)   Conformed copy of Amendment No. 8 to the
         Declaration of Trust of the Registrant; (8)
                   (x)    Conformed copy of Amendment No. 9 to the
         Declaration of Trust of the Registrant; (8)
              (b)  (i)    Copy of By-Laws of the Registrant;(1)
                   (ii)   Copy of Amendment No. 1 to the By-Laws of the Registrant; +
                   (iii)  Copy of Amendment No. 2 to the By-Laws of the Registrant; +
                   (iv)   Copy of Amendment No. 3 to the By-Laws of the Registrant; +
                   (v)    Copy of Amendment No. 4 to the By-Laws of the Registrant; +
              (c)  (i)    Copy of Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument U.S.  Treasury
         Money Market Fund, RIMCO Monument Bond Fund and RIMCO
         Monument Stock Fund;(2)

+ All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991.  (File Nos. 33-40428 and 811-6309).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No.
   1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).
                   (ii)   Copy of Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument Small
         Capitalization Equity Fund;(6)
                   (iii)  Copy of Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument Prime              Money Market Fund -
         Class A Shares and Class B             Shares; (8)
              (d)  (i)    Conformed copy of Investment Advisory Contract
         of the Registrant and Exhibits A through E of  the
         Investment Advisory Contract; (7)
                   (ii)   Conformed copy of Exhibit F to the Investment
         Advisory Contract of the Registrant; +
                   (iii)  Conformed copy of Exhibit G to the Investment
         Advisory Contract of the Registrant; +
                   (iv)   Conformed copy of Exhibit H to the Investment
         Advisory Contract of the Registrant; +
                   (v)    Conformed copy of Exhibit I to the Investment
         Advisory Contract of the Registrant; +
                   (vi)   Conformed copy of Sub-Advisory Contract
         between Riggs Bank, N.A. and J. Bush & Co. and
         exhibit A of the Sub-Advisory Contract; +
                   (vii)  Conformed copy of Sub-Advisory Contract
         between Riggs Bank, N.A. and Riggs Investment
         Management Corporation and exhibits A through H of
         the Sub-Advisory Contract; +
              (e)  (i)    Conformed copy of Distributor's Contract of
         the Registrant and Exhibits A and B thereto;(7)
                   (ii) Conformed copy of Exhibit C to the Distributor's
                   Contract of the Registrant;(10) (iii) Conformed copy of
                   Exhibits D & E to the Distributor's Contract of the
                   Registrant; (13)

+ All exhibits are being filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
   No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
10.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

                   (iv) Conformed copy of Exhibits F & G to the
                   Distributor's Contract of the Registrant; (15) (v) Conformed
                   copy of Exhibit H to the Distributor's Contract of the
                   Registrant; +

              (f)         Not applicable;
              (g)  (i)    Conformed copy of Custodian Agreement of the
Registrant;(1)
                   (ii)   Copy of Custodial Compensation;(11)
                   (iii) Conformed copy of Custody Agreement between Riggs Bank
         N.A and The Bank of New York dated June 8, 1998; (13)

                   (iv)   Conformed copy of Appendix A to the     Custody Agreement
         of the Registrant; +
                   (v)    Conformed copy of Appendix B to the Custody   Agreement of
         the Registrant; +
                   (vi)   Conformed copy of Amendment 1 to Appendix B to  the
         Custody Agreement of the Registrant; +
                   (vii)  Conformed copy of Amendment 2 to Appendix B to  the
         Custody Agreement of the Registrant; +
                   (viii) Conformed copy of Appendix C to the Custody   Agreement of
         the Registrant; +
                   (ix)   Conformed copy of Exhibit A to the Custody    Agreement of
         the Registrant; +
                   (x)    Conformed copy of Exhibit B to the Custody    Agreement of
         the Registrant; +
                   (xi)   Conformed copy of Exhibit B-1 to the Custody  Agreement of the Registrant; +
                   (xii)  Conformed copy of Exhibit C to the Custody    Agreement of
         the Registrant; +
(xiii)      Conformed copy of Exhibit D to the Custody      Agreement of the
                      Registrant; +

+ All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991.  (File Nos. 33-40428 and 811-6309).
11.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   11 on Form N-1A filed April 24, 1998. (File Nos. 33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).

              (h)  (i)    Conformed copy of Transfer Agency and Service
         Agreement of the Registrant;(5)
                   (ii)   Conformed copy of Exhibit 1 to the Transfer
         Agency and Service Agreement of the                            Registrant; +
                   (iii)  Conformed copy of Amendment 1 to Exhibit 1 to
         the Transfer Agency and Service Agreement of                   the
         Registrant; +
                   (iv)   Conformed copy of Amendment 2 to Exhibit 1 to
         the Transfer Agency and Service Agreement of                   the
         Registrant; +
                   (v)    Conformed copy of Amendment 3 to Exhibit 1 to
         the Transfer Agency and Service Agreement of                   the
         Registrant; +
                   (vi)   Conformed copy of Administrative Services

                          Agreement of the Registrant; (5)
                   (vii)  Conformed copy of Shareholder Services Agreement of the Registrant;(12)
                   (viii) Conformed copy of Exhibit 1 to the Shareholder
               Services Agreement of the Registrant; +
                   (ix)   Conformed copy of Amendment 1 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; +
                   (x)    Conformed copy of Amendment 2 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; +
                   (xi)   Conformed copy of Shareholder Services Plan of the
               Registrant;(12)
                   (xii)  Conformed copy of Exhibit A to the Shareholder
               Services Plan of the Registrant; +
                   (xiii) Conformed copy of Exhibit B to the Shareholder
               Services Plan of the Registrant; +
                   (xiv)  Conformed copy of Exhibit C to the Shareholder
               Services Plan of the Registrant; +
                   (xv)   Conformed copy of Exhibit D to the Shareholder
               Services Plan of the Registrant; +

+ All exhibits are being filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
12.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).
                   (xvi)  Conformed copy of Exhibit E to the Shareholder
               Services Plan of the Registrant; +
                   (xvii) Conformed copy of Exhibit F to the Shareholder
               Services Plan of the Registrant; +
                   (xviii)Conformed copy of Exhibit G to the Shareholder
               Services Plan of the Registrant; +
                   (xix)  Conformed copy of Exhibit H to the Shareholder
               Services Plan of the Registrant; +
                   (xx)   Conformed copy of Exhibit I to the Shareholder
               Services Plan of the Registrant; +
                   (xxi)  Conformed copy of Exhibit J to the Shareholder
               Services Plan of the Registrant; +
                   (xxii) Conformed copy of Exhibit K to Shareholder Services
               Plan of the Registrant; +
                   (xxiii)Conformed copy of Exhibit L to the Shareholder
               Services Plan of the Registrant; +
                   (xxiv) Conformed copy of Exhibit M to the Shareholder
               Services Plan of the Registrant; +
              (i)         Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9)
              (j)         Conformed copy of Consent of Independent Auditor; +
              (k)         Not applicable;
              (l)         Conformed copy of Initial Capital Understanding; (9)
              (m)  (i)    Conformed copy of Distribution Plan of the
      Registrant; (8)
                   (ii)   Conformed copy of Exhibit A to the
      Distribution Plan of the Registrant; +
                   (iii)  Conformed copy of Exhibits B & C to the
      Distribution Plan of the Registrant;(13)
                   (iv)   Conformed copy of Exhibit D to the
      Distribution Plan of the Registrant; +
                   (v)    Conformed copy of Exhibit E to the
      Distribution Plan of the Registrant; +
                   (vi)   Copy of Registrant's Rule 12b-1 Agreement of
               the Registrant; (8)
                   (vii)  Conformed copy of Exhibit A to the Rule 12b-1
               Agreement of the Registrant; +

+ All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

              (n)  (i)    Conformed copy of the Multiple Class Plan of
               the Registrant, as Amended, Effective                    September 1,
               1998; (13)
                   (ii)   Conformed copy of Exhibit A to the Multiple
                          Class Plan of the Registrant; +
                   (iii)  Conformed copy of Exhibit B to the Multiple
                          Class Plan of the Registrant; +
                   (iv)   Conformed copy of Exhibit C to the Multiple
                          Class Plan of the Registrant; +
              (o)         Conformed copy of Power of Attorney of the
               Registrant; +
              (p)  (i)    The Registrant hereby incorporates, on behalf of          the
              Distributor the conformed copy of the Code of       Ethics for Access
              Persons from Item 23(p) of the    Money Market Obligations Trust
              Registration      .............   Statement on Form N-1A filed with the
              Commission on     .............February 25, 2000. (File Nos. 33-31602 and
              811-        5950).
                   (ii)   Copy of Code of Ethics for Access Persons; +
                   (iii)  Copy of Code of Ethics for Sub-Adviser; +

Item 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
              -----------------------------------------------------------

              None

Item 25.      INDEMNIFICATION: (2)
              ----------------

+ All exhibits are being filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:
              --------------------------------------------------------

                  (a)   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp.  The Adviser manages the Funds' assets, including buying and selling
                        portfolio securities. The Adviser's address is 800 17th
                        Street N.W., Washington, D.C. 20006.
                        The Adviser has delegated daily management of the Funds to the following Sub-Advisers: Riggs Investment Management Corp.
                        ("RIMCO") (with respect to the Stock Fund, U.S. Government
                        Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund,
                        Long Term Tax Free Bond Fund, Prime Money Market Fund and
                        U.S. Treasury Money Market Fund); and J. Bush & Co. (with
                        respect to Large Cap Growth Fund). These Sub-Advisers, which are paid by the Adviser and not by the Funds, are
                        subsidiaries of Riggs National Corporation, a bank holding company. Riggs Investment Corp. or its subsidiary RIMCO, has advised the Riggs Funds since September 1991, and as of April
                        30, 2000, provides investment advice for assets approximating
                        $2.7 billion.  Riggs Investment Corp. has a varied client
                        base of approximately 100 other relationships including
                        corporate, union and public pension plans, foundations,
                        endowments and associations.
                        J. Bush & Co. manages assets valued at over $500
                        million.  J. Bush & Co. has not had any prior experience
                        managing mutual funds.
                        The business addresses of the Sub-adviser's are: Riggs
                        Investment Management Corp. 800 17th Street N.W. Washington,
                        D.C. 20006-3950; and J. Bush & Co., 55 Whitney Avenue,
                        New Haven, CT 06510.

                  (b)

                       Other Substantial         Business, Profession,
Name                   Position with the Adviser Vocation or Employment
---------------------------------------------------------------------------------

Timothy C. Coughlin    Director - Board          President, Riggs National
                                                 Corporation; Vice Chairman,
                                                 Riggs Bank N.A.

Henry A. Dudley, Jr.   Director - Board          Senior Executive Vice
                                                 President,
                                                 Riggs & Co., a division of
                                                 Riggs
                                                 Bank N.A.

Lawrence I. Hebert     Director - Board          Director, Riggs National
                                                 Corporation, Riggs Bank N.A.,
                                                 Riggs AP Bank Limited, Allied
                                                 Capital II Corp.; President
                                                 and Vice Chairman of
                                                 Allbritton Communications and
                                                 Perpetual Corporation and
                                                 Westfield News Advertiser, Inc.

Philip D. Tasho        Chairman of the Board     Executive Director, Riggs &
                       Directors, Chief          Co., a division of Riggs Bank
                       Executive                 N.A.
                       Officer and Chief
                       Investment Officer

Ronald A. Marsilia     President and Chief       Managing Director, Riggs &
                       Operating Officer and     Co., a division of Riggs
                       Director - Board          Bank N.A.

Nathan Reischer        Director - Fixed Income,  Managing Director, Riggs &
                        Chief Fixed Income       Co., a division of Riggs Bank
                        Strategist and           N.A.
                        Director-Board

Timothy M. Williams    Treasurer and Director    Managing Director, Riggs &
                       of Compliance             Co., a division of Riggs Bank
                                                 N.A.

Owen B. Burman         Director -                Director, Riggs & Co., a
                       Equity Research           division of Riggs Bank N.A.

Sean C. Fallon         Director -                Director, Riggs & Co., a
                       Performance & Fixed   division of Riggs Bank N.A.
                       Income Research

Rainier D. Flores      Director -                Assistant Director, Riggs
                       Operations                & Co., a division of Riggs
                                                 Bank N.A.

                       Other Substantial         Business, Profession,
Name                   Position with the Adviser Vocation or Employment
---------------------------------------------------------------------------------

Weijiang Ga            Assistant Director -      Assistant Director, Riggs &
                       Performance Measurement   Co., a division of Riggs Bank
                                                 N.A.

Philip S. Brown        Director - Client         Director, Riggs & Co., a
                       Services                  division of Riggs Bank N.A.

Danna Maller           Director - Marketing      Assistant Director, Riggs &
                                                 Co., a division of Riggs Bank
                                                 N.A.
Joseph E. Konrad       Director-Technology       Director, Riggs & Co., a
                                                 division of Riggs Bank, N.A.

Christine J. Kyle      Director - Equity Trading Director, Riggs & Co, a
                                                 division of Riggs Bank N.A.

Micheal C. Sahakian    Assistant Director-Client Assistant Director, Riggs
                        Services                 & Co., a division of Riggs
                                                 Bank N.A.

Spencer C. Smith       Assistant                 Assistant Director, Riggs
                        Director-Marketing       & Co., a division of Riggs
                                                 Bank N.A.

Elizabeth Shephard     Assistant Director-Client Assistant Director, Riggs
Farrar                  Services                 & Co., a division of Riggs
                                                 Bank N.A.

Colleen H. Doremus     Fixed Income Management   Director, Riggs & Co., a
                        Officer and Director     division of Riggs Bank N.A.

Jeoffrey Strobel       Director, Marketing       Assistant Director, Riggs
                                                 & Co., a division of Riggs
                                                 Bank N.A.

Item 27.      PRINCIPAL UNDERWRITERS:

      (a)...Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios;
Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund,
Inc.; Federated Municipal Securities Income Trust;
Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated
Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated
U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government
Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust;
International Series, Inc.; Marshall Funds, Inc.; Money Market Obligations Trust;
Regions Funds; RIGGS Funds; SouthTrust Funds;
Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; Vision
Group of Funds, Inc.; and World Investment Series, Inc.;

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                       Vice President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales        --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice             --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Item 28.      LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779
                                            (Notices should be sent to  the Agent for
           Service at                       above address)

                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7010

Federated Shareholder Services Company      Federated Investors Tower
("Transfer Agent, Dividend                  1001 Liberty Avenue
Disbursing Agent and Portfolio              Pittsburgh, PA 15222-3779
Recordkeeper")

Federated Services Company                  Federated Investors Tower
("Administrator")                           1001 Liberty Avenue

                                            Pittsburgh, PA 15222-3779

Riggs Investment Corp. and RIMCO            800 17th Street, N.W.
("Adviser")     ("Sub-Adviser")             Washington, D.C. 20006-3950

J. Bush & Co.                           55 Whitney Avenue
(Sub-Adviser to Large Cap                   New Haven, CT 06510
Growth Fund)

Riggs Investment Corp.                      RIMCO Funds
("Custodian")                               1120 Vermont Avenue, N.W.
                                            Washington, D.C. 20005-3598

Item 29.      MANAGEMENT SERVICES:  Not applicable.
              --------------------

Item 30.      UNDERTAKINGS:

              Registrant hereby undertakes to comply with the provisions of
           Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special sharehomeetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 2000.

                                   RIGGS FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  June 29, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/C. Grant Anderson

    C. Grant Anderson             Attorney In Fact          June 29, 2000
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President and Treasurer
                            (Principal Financial and

                                  Accounting Officer)

Thomas G. Bigley*                 Trustee
John T. Conroy, Jr.*              Trustee
Nicholas P. Constantakis          Trustee
John F. Cunningham*               Trustee
J. Christopher Donahue*           Executive Vice President
                                  and Trustee

Lawrence D. Ellis, M.D.*          Trustee
Peter E. Madden*                  Trustee
Charles F. Mansfield, Jr.*        Trustee
John E. Murray, Jr.*              Trustee
Marjorie P. Smuts*                Trustee
John S. Walsh*                    Trustee
* By Power of Attorney